UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut Street, Suite 1580 Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/21

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a) The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Commerce Funds

ANNUAL REPORT

OCTOBER 31, 2021

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LIFE'S DIRECTION

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

COMMERCE FUNDS
RISK/REWARD LANDSCAPE
POTENTIAL REWARD
Short-Term Government
Bond
National Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
Kansas Tax-Free Intermediate Bond
Value
Growth
MidCap Growth
RISK

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning The Commerce Funds portfolios (each a "Fund" and collectively, the "Funds") included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company's securities should not be construed as a recommendation or investment advise and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2021. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

THE GROWTH FUND

Growth Fund Overview

We present you with the annual report for The Growth Fund for the one-year period ended October 31, 2021.

A conversation with Joe Williams, Portfolio Manager of The Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 38.86% over the 12-month period ended October 31, 2021, underperforming the Russell 1000 Growth Index (the “benchmark”), which returned 43.21% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were a few adjustments made to the Fund’s sector allocations during the 12-month period. The consumer discretionary sector moved from 16.5% to 18.0% of the Fund’s portfolio with the purchase of Floor & Décor Holdings Inc. and VF Corp. The communication services sector moved from 10.0% to 11.6% of the Funds’s portfolio with the purchase of Charter Communications Inc., and Take-Two Interactive Software Inc. The consumer discretionary and communication services sectors returned 40.5% and 49.3%, respectively, over the 12-month period. The largest sector allocation reduction in the Fund’s portfolio was made to the health care sector, from 10.5% to 8.2% with the sale of Amedisys, Inc., Johnson & Johnson and Cerner Corporation. Additionally, the industrials sector moved from 7.7% to 6.1% of the Fund’s portfolio with the sale of Generac Holdings Inc. and Lockheed Martin Corporation. The health care and industrials sectors returned 37.2% and 29.0%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A:. The Fund was underweight relative to the benchmark to both the consumer staples and health care sectors which returned 20.1% and 37.2%, respectively, which helped Fund returns during the 12-month period.

Strong relative performance from Estee Lauder Companies Inc. and Pepsico, Inc. which returned 48.7% and 24.8%, respectively for the 12-month period, in the consumer staples sector were strong contributors to Fund returns. Also showing strong results were eBay Inc. returning 63.0% in the consumer discretionary sector, T. Rowe Price Group returning 77.9% in the financials sector and Public Storage returning 49.5% in the real estate sector and each served as positive contributors to Fund results for the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A:. The Fund was overweight relative to the benchmark to the materials sector which was the worst performing sector for the 12-month period, returning 19.3%. Security selection in the communication services sector with Altice USA, Inc.,* Charter Communications, Inc., and Zynga Inc.* returning -47.2%, -4.5% and -2.1%, respectively, detracted from Fund results for the 12-month period. Also detracting from Fund returns were Amedisys, Inc.in the health care sector returning -38.3% and Micron Technology, Inc.* in the information technology sector returning -5.4%. The Fund was also underweight a top performer in the consumer discretionary sector of Tesla Inc. which was up 187.1% during the 12-month period and detracted from Fund returns.

*	Position not held by the Fund as of 10/31/2021.

THE GROWTH FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

Growth Fund(a)	38.86%	22.59%	18.03%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE GROWTH FUND

Schedule of Investments

October 31, 2021

Shares	Description	Value

Common Stocks – 96.1%
Automobiles* – 3.0%
6,360	Tesla, Inc.	$ 7,085,040

Beverages – 1.1%
15,575	PepsiCo., Inc.	2,516,920

Biotechnology – 1.0%
11,250	Amgen, Inc.	2,328,413

Capital Markets – 1.9%
21,562	Raymond James Financial, Inc.	2,125,798
11,165	T. Rowe Price Group, Inc.	2,421,465

		4,547,263

Chemicals – 2.8%
24,520	RPM International, Inc.	2,138,144
12,795	The Scotts Miracle-Gro Co.	1,899,546
8,155	The Sherwin-Williams Co.	2,581,954

		6,619,644

Commercial Services & Supplies – 2.8%
13,950	Copart, Inc.*	2,166,295
51,385	Rollins, Inc.	1,810,294
15,770	Waste Management, Inc.	2,526,827

		6,503,416

Computers & Peripherals – 10.8%
169,350	Apple, Inc.	25,368,630

Containers & Packaging – 0.8%
20,765	Ball Corp.	1,899,582

Electrical Equipment – 1.0%
7,695	Rockwell Automation, Inc.	2,457,783

Electronic Equipment, Instruments & Components – 2.7%
32,245	Amphenol Corp. Class A	2,475,449
9,930	CDW Corp.	1,853,434
22,735	Cognex Corp.	1,991,359

		6,320,242

Entertainment* – 2.2%
4,055	Netflix, Inc.	2,799,207
12,620	Take-Two Interactive Software, Inc.	2,284,220

		5,083,427

Equity Real Estate Investment Trusts (REITs) – 1.0%
7,480	Public Storage	2,484,706

Health Care Equipment & Supplies – 2.0%
18,950	Abbott Laboratories	2,442,465
8,755	Stryker Corp.	2,329,443

		4,771,908

Health Care Providers & Services – 1.1%
5,850	UnitedHealth Group, Inc.	2,693,749

Hotels, Restaurants & Leisure – 2.0%
10,165	McDonald’s Corp.	2,496,016
20,415	Starbucks Corp.	2,165,419

		4,661,435

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 8.5%
4,580	Alphabet, Inc. Class A	$ 13,561,014
20,235	Meta Platforms, Inc. Class A	6,547,439

		20,108,453

Internet & Direct Marketing Retail – 7.6%
4,550	Amazon.com, Inc.*	15,344,556
33,225	eBay, Inc.	2,549,022

		17,893,578

IT Services – 6.6%
11,610	Broadridge Financial Solutions, Inc.	2,071,340
21,090	Fiserv, Inc.*	2,077,154
7,490	FleetCor Technologies, Inc.*	1,853,101
11,575	Jack Henry & Associates, Inc.	1,927,006
6,900	Mastercard, Inc. Class A	2,315,088
9,995	PayPal Holdings, Inc.*	2,324,737
14,350	Visa, Inc. Class A	3,038,900

		15,607,326

Life Sciences Tools & Services – 3.0%
13,685	Agilent Technologies, Inc.	2,155,251
1,530	Mettler-Toledo International, Inc.*	2,265,746
4,260	Thermo Fisher Scientific, Inc.	2,696,878

		7,117,875

Machinery – 1.1%
11,025	Illinois Tool Works, Inc.	2,512,267

Media* – 0.9%
3,085	Charter Communications, Inc. Class A	2,082,036

Multiline Retail – 1.0%
11,015	Dollar General Corp.	2,440,043

Personal Products – 1.0%
7,185	The Estee Lauder Cos., Inc. Class A	2,330,311

Pharmaceuticals – 1.1%
11,770	Zoetis, Inc.	2,544,674

Road & Rail – 1.2%
11,545	Union Pacific Corp.	2,786,963

Semiconductors & Semiconductor Equipment – 5.0%
20,400	NVIDIA Corp.	5,215,668
11,525	NXP Semiconductors NV	2,314,912
11,170	Skyworks Solutions, Inc.	1,866,842
12,865	Texas Instruments, Inc.	2,411,930

		11,809,352

Software – 17.7%
5,325	ANSYS, Inc.*	2,021,263
8,430	Autodesk, Inc.*	2,677,452
14,615	Cadence Design Systems, Inc.*	2,530,003
80,110	Microsoft Corp.	26,566,078
5,195	Palo Alto Networks, Inc.*	2,644,723
3,730	ServiceNow, Inc.*	2,602,645
8,980	Workday, Inc. Class A*	2,604,020

		41,646,184

4	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

October 31, 2021

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.3%
15,910	Floor & Decor Holdings, Inc. Class A*	$ 2,162,487
8,925	The Home Depot, Inc.	3,317,780

		5,480,267

Technology Hardware, Storage & Peripherals – 0.8%
21,525	NetApp, Inc.	1,922,183

Textiles, Apparel & Luxury Goods – 2.1%
14,845	Nike, Inc. Class B	2,483,420
33,615	VF Corp.	2,449,861

		4,933,281

TOTAL COMMON STOCKS
(Cost $119,504,671)		$226,556,951

Exchange Traded Fund – 3.1%
24,380	iShares Russell 1000 Growth ETF
(Cost $6,998,920)		$ 7,265,240

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund — Premier Class
1,875,104	0.025%	$ 1,875,104
(Cost $1,875,104)

TOTAL INVESTMENTS – 100.0%
(Cost $128,378,695)		$235,697,295

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(34,000)

NET ASSETS – 100.0%		$235,663,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

Information Technology	43.6%	44.2%
Consumer Discretionary	18.0	16.5
Communication Services	11.6	10.0
Health Care	8.2	10.5
Industrials	6.1	7.7
Materials	3.6	4.3
Exchange-Traded Funds	3.1	—
Consumer Staples	2.1	2.4
Financials	1.9	2.3
Real Estate	1.0	2.4
Investment Company	0.8	—

TOTAL INVESTMENTS	100.0%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Value Fund Overview

We present you with the annual report for The Value Fund for the one-year period ended October 31, 2021.

A conversation with Matt Schmitt, Portfolio Manager of The Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 38.10% over the 12-month period ended October 31, 2021, underperforming the Russell 1000 Value Index (the “benchmark”), which returned 43.76% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were a few adjustments made to the Fund’s sector allocations during the 12-month period. The energy sector moved from 3.2% to 7.0% of the Fund’s portfolio with an addition to Chevron Corporation and the purchase of ONEOK, Inc. The consumer discretionary sector moved from 5.6% to 7.5% of the Fund’s portfolio with the purchase of HanesBrands, Inc. In addition, the real estate sector went from 1.9% to 3.8% of the Fund’s portfolio with the purchase of Public Storage. The energy, consumer discretionary and real estate sectors returned 112.5%, 41.5% and 52.4%, respectively, over the 12-month period. The largest reduction in the Fund’s portfolio sector allocation was made to the consumer staples sector, from 11.3% to 5.7% with the sale of Coca-Cola Company, General Mills, Inc & Kimberly-Clark Corporation. Additionally, the communication services sector moved from 6.7% to 4.5% of the Fund’s portfolio with the sale of AT&T, Inc. The consumer staples and communication services sectors returned 18.6% and 25.9%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s underweight allocation relative to the benchmark to the communication services sector and information technology sector, which returned 25.9% and

36.8%, respectively, for the 12-month period helped Fund returns. Strong relative performance from Archer-Daniels-Midland Company which returned 42.5% in the consumer staples sector, CVS Health Corporation which returned 63.2% in the health care sector and Morgan Stanley which returned 118.5% in the financials sector all helped to boost Fund returns for the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s security selection was a key detractor of performance. Security selection within the industrials sector hurt the Fund’s performance, as the Fund owned 3M Company, Illinois Tool Works, Inc. and Lockheed Martin Corporation,* which returned 15.3%, 14.4% and 0.5%, respectively, while the industrials sector as a whole returned 43.5% for the 12-month period. In addition, Amgen, Inc. returned -1.8% compared to the health care sector return of 30.3% and Verizon Communications, Inc. returned -2.8% compared to the communication services sector return of 25.9% for the 12-month period.

*	Position not held by the Fund as of 10/31/2021.

THE VALUE FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

Value Fund(a)	38.10%	12.35%	12.77%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE VALUE FUND

Schedule of Investments

October 31, 2021

Shares	Description	Value

Common Stocks – 96.0%
Aerospace & Defense – 1.9%
33,000	General Dynamics Corp.	$ 6,690,750

Air Freight & Logistics – 2.1%
34,500	United Parcel Service, Inc. Class B	7,364,715

Banks – 8.5%
71,500	JPMorgan Chase & Co.	12,147,135
145,000	Truist Financial Corp.	9,203,150
137,000	U.S. Bancorp.	8,270,690

		29,620,975

Beverages – 1.9%
41,000	PepsiCo., Inc.	6,625,600

Biotechnology – 1.8%
29,500	Amgen, Inc.	6,105,615

Capital Markets – 8.0%
25,000	CME Group, Inc.	5,513,750
79,000	Morgan Stanley	8,119,620
59,500	Northern Trust Corp.	7,320,880
31,000	T. Rowe Price Group, Inc.	6,723,280

		27,677,530

Chemicals – 1.9%
63,500	Eastman Chemical Co.	6,605,905

Communications Equipment – 1.8%
114,500	Cisco Systems, Inc.	6,408,565

Containers & Packaging – 3.4%
113,000	International Paper Co.	5,612,710
105,500	Sonoco Products Co.	6,113,725

		11,726,435

Distributors – 2.0%
52,000	Genuine Parts Co.	6,817,720

Diversified Telecommunication Services – 2.7%
176,500	Verizon Communications, Inc.	9,352,735

Electric Utilities – 2.9%
97,000	Duke Energy Corp.	9,894,970

Electrical Equipment – 3.8%
40,500	Eaton Corp. PLC	6,672,780
66,500	Emerson Electric Co.	6,451,165

		13,123,945

Equity Real Estate Investment Trusts (REITs) – 3.8%
20,500	Public Storage	6,809,690
83,000	WP Carey, Inc.	6,400,130

		13,209,820

Food Products – 2.0%
108,000	Archer-Daniels-Midland Co.	6,937,920

Health Care Equipment & Supplies – 1.7%
49,500	Medtronic PLC	5,933,070

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.7%
124,500	Cardinal Health, Inc.	$ 5,952,345
76,000	CVS Health Corp.	6,785,280

		12,737,625

Hotels, Restaurants & Leisure – 1.8%
26,000	McDonald’s Corp.	6,384,300

Household Products – 1.8%
44,000	The Procter & Gamble Co.	6,291,560

Industrial Conglomerates – 1.8%
35,000	3M Co.	6,253,800

Insurance – 4.4%
134,000	MetLife, Inc.	8,415,200
102,000	Principal Financial Group, Inc.	6,843,180

		15,258,380

IT Services – 3.8%
47,000	International Business Machines Corp.	5,879,700
58,000	Paychex, Inc.	7,150,240

		13,029,940

Machinery – 3.9%
33,000	Caterpillar, Inc.	6,732,330
29,500	Illinois Tool Works, Inc.	6,722,165

		13,454,495

Media – 1.8%
172,000	The Interpublic Group of Cos., Inc.	6,290,040

Multi-Utilities – 2.8%
127,500	Dominion Energy, Inc.	9,681,075

Oil, Gas & Consumable Fuels – 7.0%
146,500	Chevron Corp.	16,772,785
116,000	ONEOK, Inc.	7,379,920

		24,152,705

Paper & Forest Products* – 0.1%
10,272	Sylvamo Corp.	289,260

Pharmaceuticals – 7.4%
48,500	Johnson & Johnson	7,899,680
110,500	Merck & Co., Inc.	9,729,525
181,000	Pfizer, Inc.	7,916,940

		25,546,145

Semiconductors & Semiconductor Equipment – 1.8%
32,500	Texas Instruments, Inc.	6,093,100

Specialty Retail – 2.0%
19,000	The Home Depot, Inc.	7,063,060

Textiles, Apparel & Luxury Goods – 1.7%
344,000	Hanesbrands, Inc.	5,861,760

TOTAL COMMON STOCKS
(Cost $252,681,306)		$332,483,515

8	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

October 31, 2021

Shares	Description	Value

Exchange Traded Fund – 3.3%
	70,000	iShares Russell 1000 Value Index Fund
	(Cost $11,193,641)	$ 11,517,800

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund — Premier Class
1,978,730	0.025%	$ 1,978,730
(Cost $1,978,730)

TOTAL INVESTMENTS – 99.9%
(Cost $265,853,677)		$345,980,045

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		389,027

NET ASSETS – 100.0%		$346,369,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

Financials	21.0%	18.6%
Health Care	14.5	13.6
Industrials	13.5	13.3
Consumer Discretionary	7.5	5.6
Information Technology	7.4	7.6
Energy	7.0	3.2
Consumer Staples	5.7	11.3
Utilities	5.7	6.2
Materials	5.4	8.0
Communication Services	4.5	6.7
Real Estate	3.8	1.9
Exchange-Traded Funds	3.3	3.6
Investment Company	0.6	0.5

TOTAL INVESTMENTS	99.9%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

THE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for The Mid-Cap Growth Fund for the one-year period ended October 31, 2021.

A conversation with Joe Williams, Portfolio Manager of The Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 33.46% over the 12-month period ended October 31, 2021, underperforming the Russell Midcap Growth Index (the “benchmark”), which returned 39.43% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were a few adjustments made to the Fund’s sector allocations during the 12-month period. The consumer discretionary sector moved from 6.0% to 13.4% of the Fund’s portfolio with the purchase of VF Corp., Columbia Sportswear Company, Polaris, Inc., Brunswick Corporation, Floor & Décor Holdings, Inc. and Five Below, Inc. The industrials sector moved from 12.0% to 14.9% of the Fund’s portfolio with the purchase of SiteOne Landscape Supply, Inc. The consumer discretionary and industrials sectors both returned 36.4%, over the 12-month period. The largest sector allocation reduction in the Fund’s portfolio was made to the information technology sector, from 40.4% to 31.5% with the sale of several companies such as Akamai Technologies, Inc., Citrix Systems, Inc., KLA Corporation and VeriSign, Inc. Additionally, the consumer staples sector moved from 5.7% to 3.6% of the Fund’s portfolio with the sale of Clorox Company, McCormick & Company, Inc. and Reynolds Consumer Products, Inc. The information technology and consumer staples sectors returned 53.4% and -9.5%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Relative to the benchmark index, the Fund was underweight the communication services sector which returned 17.1% and overweight the real estate sector which returned 91.3% over the period and both of these positionings helped Fund returns for the 12-month period. Strong relative performance from Palo Alto Networks, Inc., EPAM Systems, Inc. and Teradata Corporation which returned 130.2%, 117.9% and 118.8%, respectively, in the information technology sector were strong contributors to Fund returns. Also showing strong results were J.B. Hunt Transport Services, Inc. returning 63.2% in the industrials sector, Bio-Techne Corporation returning 108.2% in the health care sector and MSCI Inc. returning 91.4% in the financials sector and each served as positive contributors to Fund results for the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A:. The Fund was overweight the consumer staples sector which returned -9.5% and was the worst performing sector for the 12-month period. Additionally, the Fund had a small overweight to the materials sector which only returned 5.3% for the period and this detracted from Fund returns. The consumer discretionary sector had several stocks that lagged with weak performance during the period from Polaris, Inc., VF Corp., Dollar Tree, Inc.* and Brunswick Corporation, returning -13.7%, -11.5%, -10.5% and -5.7% respectively. Additionally, there were several underperforming companies in the information technology sector such as Pegasystems Inc., IPG Photonics Corporation, Euronet Worldwide, Inc. and Citrix Systems, Inc.* which returned -15.6%, -14.5%, -11.4% and -13.7%, respectively, during the period.

*	Position not held by the Fund as of 10/31/2021.

THE MIDCAP GROWTH FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The MidCap Growth Fund (“MidCap Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

MidCap Growth Fund(a)	33.46%	18.94%	15.25%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses.

THE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2021

Shares	Description	Value

Common Stocks – 95.5%
Air Freight & Logistics – 1.3%
42,650	CH Robinson Worldwide, Inc.	$ 4,136,623

Capital Markets – 5.2%
9,935	FactSet Research Systems, Inc.	4,410,047
13,965	Morningstar, Inc.	4,423,414
5,910	MSCI, Inc.	3,929,441
17,540	T. Rowe Price Group, Inc.	3,804,075

		16,566,977

Chemicals – 3.6%
38,585	FMC Corp.	3,511,621
47,795	RPM International, Inc.	4,167,724
24,675	The Scotts Miracle-Gro Co.	3,663,250

		11,342,595

Commercial Services & Supplies – 1.1%
100,280	Rollins, Inc.	3,532,864

Distributors – 1.3%
7,935	Pool Corp.	4,087,795

Electrical Equipment – 1.2%
12,035	Rockwell Automation, Inc.	3,843,979

Electronic Equipment, Instruments & Components – 5.7%
50,070	Amphenol Corp. Class A	3,843,874
19,320	CDW Corp.	3,606,078
43,260	Cognex Corp.	3,789,144
21,900	IPG Photonics Corp.*	3,482,319
6,555	Zebra Technologies Corp. Class A*	3,500,042

		18,221,457

Entertainment* – 2.3%
24,855	Take-Two Interactive Software, Inc.	4,498,755
366,065	Zynga, Inc. Class A	2,701,560

		7,200,315

Equity Real Estate Investment Trusts (REITs) – 2.4%
25,925	CoreSite Realty Corp.	3,693,276
20,385	Extra Space Storage, Inc.	4,023,387

		7,716,663

Food Products – 2.3%
61,855	Lamb Weston Holdings, Inc.	3,491,715
21,660	The Hershey Co.	3,798,081

		7,289,796

Health Care Equipment & Supplies – 4.6%
10,800	ABIOMED, Inc.*	3,586,032
47,180	Globus Medical, Inc. Class A*	3,640,881
13,610	Penumbra, Inc.*	3,763,845
10,060	Teleflex, Inc.	3,590,816

		14,581,574

Health Care Providers & Services – 4.5%
71,795	Cardinal Health, Inc.	3,432,519
7,930	Chemed Corp.	3,824,242

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
30,055	Guardant Health, Inc.*	$ 3,510,123
12,780	Laboratory Corp. of America Holdings*	3,668,116

		14,435,000

Health Care Technology* – 1.3%
12,715	Veeva Systems, Inc. Class A	4,030,782

Hotels, Restaurants & Leisure – 2.3%
2,035	Chipotle Mexican Grill, Inc.*	3,620,326
7,435	Domino’s Pizza, Inc.	3,635,492

		7,255,818

Household Products – 1.3%
45,615	Church & Dwight Co., Inc.	3,984,926

Interactive Media & Services* – 1.1%
23,465	Match Group, Inc.	3,538,053

IT Services – 8.5%
22,320	Broadridge Financial Solutions, Inc.	3,982,111
6,150	EPAM Systems, Inc.*	4,140,426
29,455	Euronet Worldwide, Inc.*	3,304,557
14,620	FleetCor Technologies, Inc.*	3,617,134
76,645	Genpact Ltd.	3,782,431
22,565	Jack Henry & Associates, Inc.	3,756,621
34,730	Paychex, Inc.	4,281,514

		26,864,794

Leisure Equipment & Products – 2.3%
38,820	Brunswick Corp.	3,613,754
31,230	Polaris, Inc.	3,589,888

		7,203,642

Life Sciences Tools & Services – 7.1%
22,090	Agilent Technologies, Inc.	3,478,954
7,560	Bio-Techne Corp.	3,958,794
14,875	IQVIA Holdings, Inc.*	3,888,622
2,440	Mettler-Toledo International, Inc.*	3,613,347
13,125	Repligen Corp.*	3,812,813
8,595	West Pharmaceutical Services, Inc.	3,694,819

		22,447,349

Machinery – 4.7%
63,420	Donaldson Co., Inc.	3,805,834
49,810	Graco, Inc.	3,744,716
15,830	Nordson Corp.	4,024,145
35,775	The Toro Co.	3,415,439

		14,990,134

Professional Services – 2.4%
46,225	Booz Allen Hamilton Holding Corp.	4,015,103
42,535	CoStar Group, Inc.*	3,660,137

		7,675,240

Road & Rail – 2.7%
22,140	JB Hunt Transport Services, Inc.	4,365,786
23,565	Landstar System, Inc.	4,142,963

		8,508,749

12	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

October 31, 2021

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 5.1%
30,640	Entegris, Inc.	$ 4,313,499
7,765	Monolithic Power Systems, Inc.	4,080,197
20,975	Skyworks Solutions, Inc.	3,505,552
31,075	Teradyne, Inc.	4,295,808

		16,195,056

Software – 11.0%
10,375	ANSYS, Inc.*	3,938,143
23,090	Cadence Design Systems, Inc.*	3,997,110
121,690	Dropbox, Inc. Class A*	3,710,328
142,865	NortonLifeLock, Inc.	3,635,914
7,980	Palo Alto Networks, Inc.*	4,062,538
28,695	Pegasystems, Inc.	3,406,671
30,955	PTC, Inc.*	3,942,119
11,460	Synopsys, Inc.*	3,818,243
8,160	Tyler Technologies, Inc.*	4,432,675

		34,943,741

Specialty Retail – 5.2%
33,920	Best Buy Co., Inc.	4,146,381
20,470	Five Below, Inc.*	4,038,731
29,935	Floor & Decor Holdings, Inc. Class A*	4,068,765
18,810	Tractor Supply Co.	4,084,968

		16,338,845

Technology Hardware, Storage & Peripherals – 1.2%
41,435	NetApp, Inc.	3,700,146

Textiles, Apparel & Luxury Goods – 2.4%
36,670	Columbia Sportswear Co.	3,807,813
52,975	VF Corp.	3,860,818

		7,668,631

Trading Companies & Distributors* – 1.4%
18,725	SiteOne Landscape Supply, Inc.	4,399,626

TOTAL COMMON STOCKS
(Cost $206,133,015)		$302,701,170

Exchange Traded Fund – 2.6%
67,730	iShares Russell Midcap Growth Index Fund.
(Cost $7,913,907)		$8,132,341

Shares	Dividend Rate	Value

Investment Company – 1.9%
State Street Institutional US Government Money Market Fund — Premier Class
6,115,534	0.025%	$ 6,115,534
(Cost $6,115,534)

TOTAL INVESTMENTS – 100.0%
(Cost $220,162,457)		$316,949,045

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(134,411)

NET ASSETS – 100.0%		$316,814,634

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

Information Technology	31.5%	40.4%
Health Care	17.5	18.8
Industrials	14.9	12.0
Consumer Discretionary	13.4	6.0
Financials	5.2	5.0
Materials	3.6	3.7
Consumer Staples	3.6	5.7
Communication Services	3.4	3.7
Exchange-Traded Funds	2.6	1.8
Real Estate	2.4	2.6
Investment Company	1.9	0.4

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Bond Fund Overview

We present you with the annual report for The Bond Fund for the one-year period ended October 31, 2021.

A conversation with Scott Colbert, Brent Schowe and Wm. Michael Cody, Portfolio Managers of The Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2021, the Fund generated a cumulative total return of 1.60%. This return compares to the -0.48% cumulative total return of its benchmark, the Bloomberg Aggregate Bond Index (the “benchmark”).

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Targeting a portfolio duration less than its benchmark’s duration and maintaining an overweight position in the Corporate sector relative to its benchmark both contributed to the Fund’s outperformance during the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: At the start of 2021, the portfolio’s duration was gradually moved shorter relative to the duration of its benchmark. As the year progressed, Treasury yields rose across all maturities on the Treasury yield curve. This rise in rates had less of a negative impact on the portfolio than on its benchmark.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Having the Fund keep an underweight position in Treasuries and an overweight position in the Corporate sector relative to the Fund’s benchmark enhanced the Fund’s return.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: With corporate spreads tightening to a greater extent than spreads for taxable municipal bonds, substituting some taxable municipal bond holdings for corporate bond holdings during the period detracted from the Fund’s performance.

THE BOND FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

Bond Fund(a)	1.60%	3.51%	3.62%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE BOND FUND

Schedule of Investments

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 50.4%
Aerospace/Defense – 0.8%
Boeing Co.(a)
$ 5,000,000	5.805%		05/01/50	$6,851,343

Raytheon Technologies Corp.
2,000,000	5.700		04/15/40	2,772,506

				9,623,849

Auto Manufacturers – 2.6%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	4,150,964

BorgWarner, Inc.(a)
1,000,000	3.375		03/15/25	1,060,122

Daimler Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,470,097

Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,138,240

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,640,625

General Motors Co.(a)
3,450,000	6.600		04/01/36	4,685,491

General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,121,606

PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,160,553

Toyota Motor Credit Corp.
1,800,000	0.350		10/14/22	1,800,505

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,657,790

				31,885,993

Banks – 7.2%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,233,862

(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	7,217,621

Citigroup, Inc.
1,000,000	5.500		09/13/25	1,140,721
3,500,000	4.450		09/29/27	3,926,121

(SOFR + 1.379%),
2,000,000	2.904	(a)(c)(d)	11/03/42	1,983,398

HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,495,064

JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	3,471,501

(3M USD LIBOR + 1.000%),
150,000	1.125	(c)	04/26/23	151,414

(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(c)	05/06/30	1,803,871

(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(c)	12/05/29	2,283,289

(3M USD LIBOR + 3.470%),
2,222,000	3.599	(a)(c)	12/29/49	2,227,489

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)

JPMorgan Chase & Co. – (continued)

(SOFR + 0.885%),
$ 1,500,000	0.934	%(a)(c)	04/22/27	$1,519,491

KeyBank NA
5,700,000	3.400		05/20/26	6,134,131

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,242,531

Morgan Stanley(a)(c) (SOFR + 1.200%)
2,900,000	2.511		10/20/32	2,893,651

Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	5,922,277

PNC Bank NA
2,500,000	2.950	(a)	01/30/23	2,569,183
3,830,000	4.050		07/26/28	4,331,525

The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
2,500,000	3.810		07/29/49	2,513,249

Truist Financial Corp.(a)
5,455,000	2.500		08/01/24	5,684,183
2,265,000	1.125		08/03/27	2,188,516

U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,198,129

UBS Group AG

(1 year CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,959,630

(3M USD LIBOR + 0.954%),
2,750,000	2.859	(a)(b)(c)	08/15/23	2,797,763

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,741,907
1,500,000	4.650		11/04/44	1,846,515
5,000,000	4.750		12/07/46	6,330,682

Wells Fargo Bank NA(e)
2,000,000	6.180		02/15/22	2,596,704

				89,404,418

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	7,245,254

PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,903,809

				10,149,063

Biotechnology(a) – 0.2%
Amgen, Inc.
3,175,000	2.770		09/01/53	2,992,138

Chemicals(a) – 0.4%
Linde, Inc.
2,000,000	3.200		01/30/26	2,147,556

PPG Industries, Inc.
2,355,000	2.400		08/15/24	2,442,156

				4,589,712

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.1%
Emory University(a)
$ 2,000,000	1.566%	09/01/25	$2,006,439

Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,431,105

Northwestern University
1,000,000	4.643	12/01/44	1,303,688

The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	3,996,887

			13,738,119

Computers(a)(b) – 0.2%
CGI, Inc.
2,500,000	2.300	09/14/31	2,422,216

Distribution/Wholesale(a) – 0.3%

WW Grainger, Inc.
3,260,000	4.600	06/15/45	4,271,675

Diversified Financial Services – 4.2%

Air Lease Corp.(a)
2,500,000	3.000	09/15/23	2,586,248

Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	1,084,713

American Express Co.(a)
3,115,000	3.125	05/20/26	3,338,016

Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	5,394,810

Blackstone Secured Lending Fund(a)
4,200,000	3.625	01/15/26	4,392,924

Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	3,811,728

Capital One Bank USA NA(a)(c) (SOFR + 0.911%)
4,000,000	2.280	01/28/26	4,105,333

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,062,546

Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,261,390

Invesco Finance PLC
6,509,000	3.125	11/30/22	6,690,117

Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,319,825

Legg Mason, Inc.
3,895,000	5.625	01/15/44	5,394,422

Owl Rock Capital Corp.(a)
2,000,000	3.400	07/15/26	2,055,429

The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,288,797
2,500,000	1.950	12/01/31	2,456,251

			52,242,549

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – 4.0%

Arizona Public Service Co.
$ 2,150,000	6.875%		08/01/36	$3,053,058

Consumers Energy Co.(a)
3,290,000	3.950		07/15/47	3,909,711

Duke Energy Progress LLC(a)
2,000,000	2.800		05/15/22	2,014,765

Emerson Electric Co.
2,545,000	0.875	(a)	10/15/26	2,473,389
2,000,000	1.800	(a)	10/15/27	2,014,054
1,000,000	6.125		04/15/39	1,425,534

Entergy Louisiana LLC(a)
3,000,000	3.780		04/01/25	3,216,703

Gulf Power Co.(a)
1,250,000	4.550		10/01/44	1,448,022

Louisville Gas & Electric Co.(a)
1,850,000	4.650		11/15/43	2,298,320

National Grid USA
3,375,000	8.000		11/15/30	4,575,226

Ohio Power Co.
2,870,000	5.850		10/01/35	3,842,471

Pacific Gas and Electric Co.(a)
1,000,000	4.550		07/01/30	1,089,853
1,000,000	4.950		07/01/50	1,105,673

PacifiCorp
1,900,000	6.100		08/01/36	2,611,315

PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,336,572

Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	8,028,067

Southern California Edison Co.
1,000,000	5.550		01/15/37	1,240,639

Wisconsin Power and Light Co.(a)
1,000,000	1.950		09/16/31	977,234

Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	3,228,650

				49,889,256

Gas(a) – 0.9%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,680,561

Boston Gas Co.(b)
1,000,000	3.001		08/01/29	1,033,447

National Fuel Gas Co.
3,000,000	2.950		03/01/31	3,035,453

Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,292,509

				11,041,970

Healthcare-Products(a) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,583,951

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – 2.5%
Adventist Health System(a)
$ 7,000,000	2.952%		03/01/29	$7,337,935

Ascension Health
3,000,000	2.532	(a)	11/15/29	3,122,368
1,500,000	3.945		11/15/46	1,865,610

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,469,766

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,432,041

Mayo Clinic
2,600,000	3.774		11/15/43	3,061,167

SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,119,207
4,990,000	3.823		06/01/27	5,510,676

				30,918,770

Insurance – 6.0%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	5,197,991

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,146,768

Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	5,005,866

AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	3,306,448

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	5,209,607

Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,940,488
5,000,000	1.750		11/15/30	4,769,142

Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,835,433

Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,732,858

Loews Corp.
3,000,000	6.000		02/01/35	4,007,697

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,487,828

MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,483,990

Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,378,290

Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,330,871

Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,070,371

Reinsurance Group of America, Inc.(a)
2,000,000	3.950		09/15/26	2,195,577
2,500,000	3.150		06/15/30	2,639,378

Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,823,976

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)

Teachers Insurance & Annuity Association of America(a)(b)
$ 3,000,000	4.270%		05/15/47	$3,672,537

The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,383,715

The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,498,043

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,880,875

				73,997,749

Internet(a) – 0.2%
Booking Holdings, Inc.
1,750,000	3.600		06/01/26	1,904,171

Machinery-Constr&Mining – 0.4%
Caterpillar Financial Services Corp.
4,680,000	0.450		09/14/23	4,672,823

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,332,842

Media – 0.6%
Comcast Corp.
1,250,000	6.400		05/15/38	1,832,306
1,500,000	2.450	(a)	08/15/52	1,356,829

The Walt Disney Co.
1,000,000	7.125		04/08/28	1,307,297

ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,808,032

				7,304,464

Metal Fabricate/Hardware – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,359,075

Miscellaneous Manufacturing – 0.7%
General Electric Co.
1,500,000	4.500		03/11/44	1,864,361

(3M USD LIBOR + 3.330%),
3,748,000	3.446	(a)(c)	12/29/49	3,654,298

Siemens Financieringsmaatschappij NV(b)
3,000,000	2.700		03/16/22	3,025,995

				8,544,654

Oil-Field Services – 3.3%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	3,177,043
1,360,000	7.375		08/15/47	1,706,800

BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,352,537
4,000,000	3.543	(a)	04/06/27	4,354,286

Equinor ASA
1,795,000	6.800		01/15/28	2,247,829

HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,387,641

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
Phillips 66(a)
$ 3,000,000	4.650%		11/15/34	$3,533,133

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,335,020

Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,694,179

Tosco Corp.
2,095,000	8.125		02/15/30	2,972,742

Valero Energy Corp.(a)
6,000,000	2.850		04/15/25	6,271,666

				41,032,876

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,209,874
5,000,000	2.100	(a)	04/30/27	5,082,943

International Paper Co.
2,925,000	8.700		06/15/38	4,881,562

				12,174,379

Pharmaceuticals – 1.7%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,653,836

CVS Pass-Through Trust(b)
2,359,061	7.507		01/10/32	2,943,292

Johnson & Johnson
4,970,000	5.950		08/15/37	7,207,205

Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,944,305
2,900,000	7.200		03/15/39	4,678,979

				20,427,617

Pipelines – 2.2%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,602,935

Energy Transfer LP(a)
3,000,000	4.900		03/15/35	3,404,536

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	5,295,184

Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,838,133

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	902,292
1,450,000	7.625		04/01/37	2,086,949

TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,831,101

Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,903,252

				26,864,382

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 4.2%
Columbia Property Trust Operating Partnership LP
$ 2,485,000	4.150%	04/01/25	$2,665,856

ERP Operating LP
1,505,000	2.850	11/01/26	1,593,295

Healthcare Realty Trust, Inc.
1,075,000	2.050	03/15/31	1,039,127

Kimco Realty Corp.
1,000,000	3.850	06/01/25	1,064,909

Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,971,666
1,900,000	1.100	09/15/26	1,852,486
1,700,000	3.600	06/01/27	1,852,748

National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,065,166

Office Properties Income Trust
4,000,000	4.250	05/15/24	4,218,329

Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	5,017,481

Physicians Realty LP
1,325,000	2.625	11/01/31	1,323,763

Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,330,661
2,800,000	4.450	03/15/24	2,970,544

Realty Income Corp.
2,400,000	0.750	03/15/26	2,324,353

SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,553,322
1,575,000	2.836	01/15/25	1,633,753

Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	4,343,551

Simon Property Group LP
2,815,000	3.750	02/01/24	2,975,395

STORE Capital Corp.
2,000,000	4.500	03/15/28	2,243,364

Sun Communities Operating LP
1,000,000	2.700	07/15/31	1,006,264

Ventas Realty LP
2,910,000	3.500	02/01/25	3,095,664

VEREIT Operating Partnership LP
2,400,000	3.950	08/15/27	2,656,649

			51,798,346

Retail(a) – 0.1%
Advance Auto Parts, Inc.
1,135,000	1.750	10/01/27	1,115,863

Semiconductors(a) – 1.3%

Broadcom, Inc.(b)
1,000,000	1.950	02/15/28	979,757
3,500,000	3.469	04/15/34	3,614,808

Maxim Integrated Products, Inc.
5,016,000	3.375	03/15/23	5,163,113

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)

QUALCOMM, Inc.
$ 2,930,000	3.250%		05/20/27	$3,172,141

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,463,241

				16,393,060

Software(a) – 0.6%
Adobe, Inc.
2,000,000	2.150		02/01/27	2,070,101

Fidelity National Information Services, Inc.
2,500,000	1.150		03/01/26	2,450,313

salesforce.com, Inc.
2,850,000	1.950		07/15/31	2,827,479

				7,347,893

Telecommunications – 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,750,000	4.738		03/20/25	1,846,250

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,422,168

				7,268,418

Transportation – 1.2%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,588,668

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,663,706
1,310,000	2.450	(a)	05/01/50	1,240,955

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,673,275
2,500,000	6.125	(a)(f)	09/15/15	3,878,699

Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,287,916
1,500,000	4.700		05/01/48	1,901,666

The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	643,958

				14,878,843

Trucking & Leasing(a) – 0.3%
GATX Corp.
3,155,000	3.100		06/01/51	3,067,272

TOTAL CORPORATE OBLIGATIONS
(Cost $575,105,906)				$621,238,406

Asset-Backed Securities – 18.0%
Automotive(b) – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 2,180,000	2.970%		03/20/24	$2,241,020

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,346,917

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$ 11,100,000	2.360%	03/20/26	$11,424,684

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	4,103,569

Avis Budget Rental Car Funding AESOP LLC Series2020-2A, Class A
2,080,000	2.020	02/20/27	2,113,933

Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,516,986

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,291,457

Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,782,914

			34,821,480

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,980,992

Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
559,116	0.869	01/25/35	558,820

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
322,654	3.983	05/25/34	327,720

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
157,860	4.250	09/25/33	162,083

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
2,233,021	0.764	12/25/34	2,230,619

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
578,192	5.140	11/25/35	613,256

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
948,262	7.490	07/25/29	970,280

			4,862,778

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
125,515	4.864	07/15/38	130,895

Other – 13.4%
AFN LLC Series 2019-1A, Class A1(b)
4,889,689	3.780	05/20/49	5,088,595

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,677,777

Beacon Container Finance LLC(d)
3,000,000	2.250	10/22/46	2,998,695

20	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

BHG Securitization Trust Series 2021-B, Class B(b)
$ 1,000,000	1.670%	10/17/34	$989,439

CAL Funding IV Ltd. Series 2020-1A, Class A(b)
5,447,500	2.220	09/25/45	5,448,497

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
848,926	5.907	06/25/32	840,492

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
3,508,642	0.549	12/25/33	3,408,754

CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,232,818	2.090	07/20/51	3,190,357

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD LIBOR + 0.400%)
419,376	0.489	02/25/37	403,108

DB Master Finance LLC Series 2021-1A, Class A2II(b)
4,000,000	2.493	11/20/51	4,010,625

Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,917,217

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,256,250	4.118	07/25/47	6,635,229

DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,750,000	2.791	10/20/51	2,734,595

FCI Funding LLC Series 2021-1A, Class A(b)
1,969,261	1.130	04/15/33	1,964,608

Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
4,732,581	2.260	11/19/40	4,761,928

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
2,405,918	2.336	08/25/44	2,336,814

Home Partners of America Trust Series 2019-1, Class A(b)
7,045,810	2.908	09/17/39	7,134,494

Invitation Homes Trust Series 2018-SFR2, Class A(b)(c) (1M USD LIBOR + 0.900%)
4,026,823	0.990	06/17/37	4,028,712

Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,998,760

LFS 2021B LLC Series 2021-B, Class A(b)
3,000,000	2.400	12/15/33	3,000,000

LFS LLC Series 2021-A, Class A(b)
1,208,849	2.460	04/15/33	1,204,172

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
154,090	0.709	08/25/33	152,100

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,100,137	2.980	01/15/45	2,130,929

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
$ 4,900,951	4.060%	01/15/45	$4,916,632

NP SPE II LLC Series 2016-1A, Class A1(b)
1,885,410	4.164	04/20/46	1,949,153

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,493,849

PEAR Series 2020-1, Class A(b)
3,988,667	3.750	12/15/32	3,978,516

Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/17/37	1,008,556

Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,977,031

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,980,000	2.841	01/30/51	4,062,947

SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,990,000	2.394	04/25/51	1,967,288

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
702,933	0.990	11/20/37	698,743

STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD LIBOR + 0.600%)
3,324,227	0.686	04/17/38	3,321,775

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
6,985,804	3.242	01/01/31	7,420,713

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
213,010	1.214	06/25/33	214,485

Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(g)
27,026	5.220	06/25/35	31,895

Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,925,000	1.946	08/25/51	1,906,016

Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,962,295	4.163	07/15/40	4,865,896

Tif Funding II LLC Series 2020-1A, Class A(b)
2,096,833	2.090	08/20/45	2,090,956

Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(i)
1,878,628	3.250	11/25/60	1,884,469

Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(i)
170,930	3.000	08/25/55	171,762

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(i)
268,933	2.250	04/25/56	269,378

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(i)
1,850,000	3.000	07/25/57	1,905,076

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(i)
5,500,000	3.500	03/25/58	5,755,381

Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	10,424,492

The accompanying notes are an integral part of these financial statements.	21

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
$ 4,472,111	3.820%	04/17/49	$4,615,891

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	3,040,582

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,674,479	2.110	09/20/45	5,673,168

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
475,208	1.860	03/20/46	467,595

TVEST 2021A LLC Series 2021-A, Class A(b)
2,659,069	2.350	09/15/33	2,658,909

Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	8,157,366

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,797,500	3.783	06/15/49	2,934,798

Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,246,875	2.370	06/15/51	1,248,853

			165,168,068

Student Loan – 1.2%
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
578,388	2.850	05/27/42	584,317

Massachusetts Educational Financing Authority Series 2018-A, Class A
1,970,565	3.850	05/25/33	2,074,196

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
1,791,546	2.650	12/15/28	1,816,824

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
298,360	3.190	02/18/42	301,547

Navient Private Education Refi Loan Trust Series 2020-HA, Class A(b)
3,051,799	1.310	01/15/69	3,060,202

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
376,120	2.740	10/25/32	379,287

Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
425,996	2.490	01/25/36	428,836

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
3,545,587	3.590	01/25/48	3,648,100

South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
1,660,114	1.589	01/25/36	1,672,982

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
1,192,078	0.689	01/25/46	1,186,610

			15,152,901

TOTAL ASSET-BACKED SECURITIES
(Cost $218,379,752)			$222,117,114

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 10.6%
Collateralized Mortgage Obligations – 9.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(i)
$ 3,623	2.386%	04/25/35	$3,619

Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(i)
470,361	3.500	11/25/44	473,542

Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(i)
235,375	3.500	03/25/46	237,886

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
7,374	5.500	11/25/20	6,515

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(i)
3,878,010	2.500	06/25/51	3,929,956

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(i)
931,343	2.696	11/25/35	748,992

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
193,052	5.750	01/25/34	197,010

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
420,148	6.750	08/25/34	445,378

Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(i)
60,224	2.909	12/25/35	57,371

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(i)
42,297	2.926	04/25/37	40,398

Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(i)
111,176	3.500	06/25/58	111,744

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,243	5.250	09/25/19	12,300

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
5,220	6.500	08/25/32	5,256

Countrywide Home Loans Trust Series 2005-27, Class 2A1
422,392	5.500	12/25/35	267,981

Countrywide Home Loans Trust Series 2005-6, Class 2A1
91,148	5.500	04/25/35	87,309

Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
562,188	0.629	03/25/35	539,742

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
116,666	5.250	07/25/33	121,023

CSMC Trust Series 2013-6, Class 1A1(b)(c)(i)
4,874,027	2.500	07/25/28	4,906,770

CSMC Trust Series 2014-WIN2, Class A3(b)(c)(i)
448,079	3.500	10/25/44	453,061

CSMC Trust Series 2017-HL2, Class A1(b)(c)(i)
642,799	3.500	10/25/47	653,540

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(i)
707,762	3.000	06/25/43	716,991

22	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

FHLMC REMIC Series 1579, Class PM
$ 13,872	6.700%	09/15/23	$14,509

FHLMC REMIC Series 2103, Class TE
22,716	6.000	12/15/28	25,629

FHLMC REMIC Series 2110, Class PG
122,071	6.000	01/15/29	136,410

FHLMC REMIC Series 2391, Class Z
364,685	6.000	12/15/31	413,039

FHLMC REMIC Series 2603, Class C
38,271	5.500	04/15/23	39,078

FHLMC REMIC Series 4088, Class EP
340,829	2.750	09/15/41	346,068

FHLMC REMIC Series 4272, Class DG
338,864	3.000	04/15/43	346,008

FHLMC REMIC Series 4370, Class PA
204,888	3.500	09/15/41	211,842

FHLMC REMIC Series 4710, Class WA
3,719	3.500	03/15/44	3,718

FHLMC REMIC Series 4729, Class AG
174,286	3.000	01/15/44	174,396

FHLMC REMIC Series 4770, Class JH
210,148	4.500	10/15/45	213,366

FHLMC REMIC Series 4792, Class AC
260,866	3.500	05/15/48	266,892

FHLMC REMIC Series 4840, Class MB
4,651,308	4.500	09/15/46	4,730,585

FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,307,980

FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	6,118,460

FHLMC REMIC Series 5081, Class QA
781,097	2.000	12/25/50	779,397

FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	4,231,159

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(i)
713,885	5.500	05/25/35	602,925

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(i)
578,111	3.500	04/25/48	579,549

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(i)
1,650,524	3.500	10/25/49	1,682,566

Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(i)
3,940,819	2.500	09/25/51	3,994,359

FNMA REMIC Series 2001-45, Class WG
32,845	6.500	09/25/31	36,764

FNMA REMIC Series 2003-117, Class KB
1,568,929	6.000	12/25/33	1,814,742

FNMA REMIC Series 2003-14, Class AP
12,618	4.000	03/25/33	13,096

FNMA REMIC Series 2004-53, Class NC
62,327	5.500	07/25/24	64,311

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

FNMA REMIC Series 2015-2, Class PA
$ 1,637,889	2.250%	03/25/44	$1,676,170

FNMA REMIC Series 2015-30, Class JA
1,254,236	2.000	05/25/45	1,269,677

FNMA REMIC Series 2016-16, Class PD
870,978	3.000	12/25/44	890,531

FNMA Series 2003-W6, Class 3A
63,649	6.500	09/25/42	73,092

GNMA REMIC Series 2015-167, Class KM
108,308	3.000	12/20/43	113,060

GNMA REMIC Series 2015-94, Class AT
583,980	2.250	07/16/45	599,131

GNMA REMIC Series 2016-129, Class W
253,743	2.500	07/20/46	259,925

GNMA REMIC Series 2018-37, Class KT
712,635	3.500	03/20/48	744,399

GNMA REMIC Series 2021-116, Class LG
9,886,635	2.000	06/20/51	9,926,699

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
307,447	0.429	12/25/34	312,940

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(i)
70,860	2.312	06/25/34	73,807

Impac CMB Trust Series 2003-2F, Class A(g)
124,779	5.730	01/25/33	130,324

Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
273,885	0.729	09/25/34	272,345

Impac CMB Trust Series 2004-4, Class 2A2(g)
1,307,679	5.168	09/25/34	1,393,717

Impac Secured Assets Corp. Series 2004-2, Class A6(g)
1,745	4.560	08/25/34	1,762

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
827,986	6.000	03/25/36	628,678

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(i)
140,428	3.010	04/25/37	131,901

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(i)
687,028	3.366	07/25/43	697,818

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(i)
811,955	3.000	06/25/29	824,016

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(i)
1,715,752	3.500	08/25/47	1,729,248

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(i)
326,913	3.500	11/25/48	329,538

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(i)
1,040,263	3.500	12/25/48	1,049,452

JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(i)
2,950,452	2.500	12/25/51	2,973,156

JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(i)
4,694,550	2.500	11/25/51	4,769,738

The accompanying notes are an integral part of these financial statements.	23

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(i)
$ 216,297	1.603%	07/25/33	$220,596

Master Alternative Loans Trust Series 2004-4, Class 1A1
62,408	5.500	05/25/34	64,629

Master Alternative Loans Trust Series 2004-4, Class 8A1
460,880	6.500	05/25/34	482,060

Master Alternative Loans Trust Series 2004-9, Class A6(g)
25	5.643	08/25/34	25

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(i)
276,591	3.500	03/25/48	277,732

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(i)
93,814	1.544	03/25/33	90,537

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(i)
411,290	5.277	11/25/35	329,554

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
541,173	6.000	08/25/37	322,790

New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(i)
5,099,041	2.500	06/25/51	5,166,961

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(i)
3,085,708	4.000	08/27/57	3,265,776

OBX Trust Series 2019-INV2, Class A5(b)(c)(i)
263,437	4.000	05/27/49	268,055

Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(i)
4,798,622	2.500	06/25/51	4,875,476

PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
52,749	2.332	05/25/38	53,197

Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(i)
4,890,542	2.500	07/25/51	4,968,869

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(i)
180,093	4.153	11/25/21	150,633

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(i)
7,635	3.812	07/25/35	7,676

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
128,166	0.589	07/25/35	96,759

Residential Asset Securitization Trust Series 2004-A6, Class A1
5,811	5.000	08/25/19	6,023

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
69,539	5.500	11/25/35	67,490

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
$ 2,498,754	3.000%	07/25/56	$2,581,594

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,302,804

Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
225,112	0.706	11/20/34	224,022

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(i)
733,595	1.874	02/25/43	733,226

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(i)
1,473,813	2.500	05/25/43	1,491,633

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(i)
795,387	3.000	11/25/30	807,475

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(i)
846,002	3.500	11/25/46	857,371

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(i)
691,535	3.500	08/25/47	701,600

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(i)
1,745,507	3.500	09/25/47	1,771,853

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(i)
606,007	3.500	02/25/48	614,007

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(i)
1,152,708	3.500	10/25/47	1,163,778

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(i)
271,085	2.621	10/25/34	282,878

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(i)
48,840	2.284	04/25/34	49,740

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(i)
144,695	2.307	10/25/33	149,034

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(i)
97,427	2.840	11/25/33	101,006

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(i)
84,233	2.342	11/25/33	83,981

Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(i)
345,410	2.500	06/25/51	348,275

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(i)
1,654,982	3.500	08/20/45	1,671,796

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(i)
1,137,371	3.500	01/20/46	1,154,977

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,545,735)			$112,840,244

24	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 0.6%

Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 857,907	3.147%		02/10/47	$862,445

GNMA REMIC Series 2013-68, Class B(c)(i)
1,040,000	2.500		08/16/43	1,057,004

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
2,579,288	2.579		03/10/49	2,614,856

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,526,944	2.739		04/15/48	2,526,404

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $7,022,910)				$7,060,709

Federal Agencies – 0.8%
FHLMC
$ 69,925	7.000%		05/01/26	$74,935
13,411	7.500		12/01/30	15,772
21,610	7.500		01/01/31	25,051
39,474	7.000		08/01/31	45,967
440,591	5.000		05/01/33	504,324
668,302	4.000		06/01/42	739,856
485,326	3.000		06/01/45	500,401

(1 Year CMT + 2.229%),
60,454	2.354	(c)	05/01/34	64,309

(12M USD LIBOR + 1.600%),
1,069,915	2.728	(c)	07/01/45	1,105,315

(12M USD LIBOR + 1.841%),
72,238	2.267	(c)	01/01/36	72,462

FNMA
531,479	2.500		05/01/28	556,075
2,563	8.000		07/01/28	2,584
235,418	4.500		01/01/48	248,745
1,066,696	2.500		06/01/51	1,089,868

(12M USD LIBOR + 1.593%),
233,813	2.672	(c)	12/01/45	243,995

(12M USD LIBOR + 1.740%),
40,323	1.990	(c)	10/01/34	40,240

(12M USD LIBOR + 1.760%),
60,890	2.135	(c)	02/01/35	61,030

(6M USD LIBOR + 1.413%),
15,281	1.538	(c)	02/01/33	15,350

GNMA
484	8.000		02/15/22	484
10,118	7.500		08/20/25	10,804
42,431	7.500		07/20/26	46,595
18,857	6.500		04/15/31	21,075
68,544	6.500		05/15/31	76,607
1,266,103	2.500		06/20/31	1,293,267
120,514	5.000		02/20/49	127,547

UMBS
5,003	6.500		03/01/26	5,627
11,935	6.500		10/01/28	13,425

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
$ 9,310	7.500%	09/01/29	$9,400
22,030	7.000	03/01/31	23,052
4,029	7.500	03/01/31	4,472
14,066	7.000	11/01/31	14,621
24,993	7.000	01/01/32	25,391
38,292	6.000	12/01/32	42,960
1,207,912	3.500	08/01/35	1,296,839
1,485,556	5.000	08/01/48	1,666,618

TOTAL FEDERAL AGENCIES
(Cost $9,805,132)			10,085,063

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $129,373,777)			$129,986,016

Municipal Bond Obligations – 9.3%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$1,311,080

California – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685	10/01/40	5,596,006

Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000	08/01/38	3,041,372

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	3,220,669

Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,928,566

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,574,834

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,870,282

			22,231,729

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	731,858

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,834,000

The accompanying notes are an integral part of these financial statements.	25

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida(a)(d) – 0.1%

Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
$ 1,500,000	2.520%	08/01/31	$1,499,486

Hawaii(a) – 0.2%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,962,279

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,113,472

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,596,041

			5,709,513

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,790,328

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,216,808

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,135,551

			5,142,687

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	1,041,212

Kentucky – 0.7%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,184,146

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,997,696

			8,181,842

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	2,085,844

Michigan – 0.4%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,952,845

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,192,118

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)

Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
$ 1,500,000	5.875%	05/01/22	$1,505,367

			5,650,330

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,517,681

State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,923,026

			4,440,707

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,673,297

Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,981,238

			6,654,535

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,908,878

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,210,675

New York(a) – 0.5%
New York GO Build America Bonds Series 2010
1,055,000	5.008	06/01/22	1,083,660

New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,863,752

New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,110,078

			6,057,490

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,838,920

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,757,496

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,363,477

26	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)

University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
$ 3,000,000	1.775%	06/01/29	$2,983,952

			9,943,845

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	567,291

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,419,168

			1,986,459

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,637,449

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,782,063

			5,419,512

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,069,486

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,285,728

City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	5,172,520

			7,458,248

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,288,680

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $105,190,930)			$114,820,375

U.S. Treasury Obligations – 7.8%
United States Treasury Bonds
$ 2,125,000	2.500%	02/15/45	$2,325,215
5,000,000	2.500	02/15/46	5,502,734
7,000,000	2.250	08/15/49	7,449,531

United States Treasury Inflation Indexed Bond
8,474,200	0.750	02/15/42	10,539,455

United States Treasury Inflation Indexed Note
5,662,150	0.375	01/15/27	6,280,231

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 2,000,000	2.375%	01/31/23	$2,052,344
10,000,000	1.625	04/30/23	10,189,062
5,000,000	1.375	08/31/23	5,082,813
12,500,000	0.125	09/15/23	12,419,434
2,500,000	0.250	11/15/23	2,486,133
5,000,000	2.250	01/31/24	5,185,938
10,000,000	2.125	03/31/24	10,353,906
6,000,000	2.875	05/31/25	6,412,500
8,000,000	1.500	08/15/26	8,122,812
2,000,000	2.250	02/15/27	2,102,891

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $93,928,011)			$96,504,999

Agency Debentures – 1.9%
FHLMC
$ 5,250,000	0.250%	11/06/23	$5,221,851

FNMA
5,550,000	1.625	10/15/24	5,691,005
6,400,000	0.420(a)	11/18/24	6,342,141
1,500,000	0.400(a)	11/25/24	1,487,687
5,000,000	0.750	10/08/27	4,822,427

TOTAL AGENCY DEBENTURES
(Cost $23,673,125)			$23,565,111

Shares	Dividend Rate		Value

Investment Company – 2.1%

State Street Institutional US Government Money Market Fund —Premier Class
26,171,692	0.025%		$26,171,692
(Cost $26,171,692)

TOTAL INVESTMENTS – 100.1%
(Cost $1,171,823,193)			$1,234,403,713

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(959,005)

NET ASSETS – 100.0%			$1,233,444,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2021.

(d)	All or portion represents a forward commitment.

The accompanying notes are an integral part of these financial statements.	27

THE BOND FUND

Schedule of Investments (continued)

October 31, 2021

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Actual maturity date is September 15, 2115.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2021. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(i)	Rate shown is that which is in effect on October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Investment Abbreviations:
ASA	—Allmennaksjeselskap(Norwegian Public Company)
CMT	—ConstantMaturity Treasury Indexes
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
LLC	—LimitedLiability Company
LP	—LimitedPartnership
NA	—NationalAssociation
NV	—NaamlozeVennootschap (Dutch Public Company)
PLC	—PublicLimited Company
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMIC	—RealEstate Mortgage Investment Conduit
SOFR	—SecuredOvernight Funding Rate
UMBS	—UniformMortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

Corporate Obligations	50.4%	46.0%
Asset-Backed Securities	18.0	15.5
Municipal Bond Obligations	9.3	9.1
Collateralized Mortgage Obligations	9.2	11.8
U.S. Treasury Obligations	7.8	9.7
Investment Company	2.1	4.8
Agency Debentures	1.9	—
Federal Agencies	0.8	1.3
Commercial Mortgage Obligations	0.6	0.6
U.S. Government Agency Obligations	—	1.5

TOTAL INVESTMENTS	100.1%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

28	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for The Short-Term Government Fund for the one-year period ended October 31, 2021.

A conversation with Scott Colbert, Brent Schowe and Wm. Michael Cody, Portfolio Managers of The Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2021, the Fund generated an annualized return of -0.56%. The return of the Fund’s benchmark, the Bloomberg 1-5 Year Government Bond Index (the “benchmark”), was a cumulative -0.80% over the same time period.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s shorter duration relative to its benchmark’s duration over the period was a key contributor to performance. Treasury yields increased across the short end of the curve with the 5-year Treasury yield increasing 80 basis points. Rising Treasury yields lead to falling bond prices.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Exposure to agency debentures was reduced due to their low yielding status. During the period, investments in mortgage-backed securities were increased to capture better yielding opportunities.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s exposure to Treasury Inflation-Protected Securities (TIPS) enhanced the Fund’s returns. TIPS benefited from rising investor demand as COVID-related supply constraints led to higher inflation expectations.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: During the period the Fund’s duration gradually drifted higher, closer to its benchmark’s duration. With interest rates climbing higher in the second half of the period, the Fund would have performed better if duration for the Fund had not increased.

THE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

Short-Term Government Fund(a)	–0.56%	1.35%	1.20%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 56.4%
Collateralized Mortgage Obligations – 42.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 520	2.386%	04/25/35	$519

Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
1,555	2.496	09/20/34	1,585

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
62,647	2.515	11/25/33	61,635

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
23,279	2.972	11/25/34	23,029

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
373,006	0.941	02/25/49	373,906

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
849,758	0.970	03/25/60	847,898

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
302,463	1.724	02/25/55	305,121

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
15,221	2.659	09/25/34	15,252

Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
485,720	0.938	05/25/66	480,688

Fannie Mae Grantor Trust Series 2011-T2, Class A1
533,129	2.500	08/25/51	537,742

FHLMC REMIC Series 3753, Class AS
377,621	3.500	11/15/25	395,042

FHLMC REMIC Series 3786, Class HL
37,067	3.500	03/15/38	37,146

FHLMC REMIC Series 4636, Class EA
1,080	3.000	03/15/41	1,079

FHLMC REMIC Series 5072, Class MY
886,193	1.000	12/25/50	864,375

FHLMC REMIC PAC Series 2022, Class PE
6,987	6.500	01/15/28	7,759

FHLMC REMIC PAC Series 2109, Class PE
16,718	6.000	12/15/28	18,738

FHLMC REMIC PAC Series 23, Class PK
15,432	6.000	11/25/23	16,088

FHLMC REMIC Series 2010-109, Class M
458,933	3.000	09/25/40	477,532

FHLMC REMIC Series 2012-112, Class AP
25,517	2.000	09/25/40	25,537

FHLMC REMIC Series 3816, Class HA
970,127	3.500	11/15/25	1,014,466

FHLMC REMIC Series 4640, Class LD
28,828	4.000	09/15/43	28,925

FHLMC REMIC Series 5005, Class CA
237,577	2.000	04/25/41	238,258

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 5131, Class MA
$ 899,690	1.500%	04/25/49	$902,722

FHLMC REMIC Series 5140, Class H
989,651	2.000	08/25/46	996,438

FHLMC REMIC Series 5144, Class PC
992,263	1.500	09/25/51	981,299

FNMA REMIC PAC Series 1992-129, Class L
837	6.000	07/25/22	844

FNMA REMIC PAC Series 1992-89, Class MA(d)
287	0.000	06/25/22	287

FNMA REMIC Series 1993-182, Class FA(a)
(10 Year CMT — 0.650%)
1,269	0.920	09/25/23	1,268

FNMA REMIC Series 2003-117, Class KB
290,775	6.000	12/25/33	336,332

FNMA REMIC Series 2003-14, Class AP
16,966	4.000	03/25/33	17,608

FNMA REMIC Series 2011-146, Class NB
111,184	4.000	09/25/41	114,139

FNMA REMIC Series 2012-100, Class WA
338,454	1.500	09/25/27	341,761

FNMA REMIC Series 2012-110, Class CA
287,464	3.000	10/25/42	300,444

FNMA REMIC Series 2012-118, Class EB
355,027	1.500	11/25/27	359,814

FNMA REMIC Series 2013-112, Class G
235,333	2.125	07/25/40	239,881

FNMA REMIC Series 2013-135, Class GA
481,365	3.000	07/25/32	496,387

FNMA REMIC Series 2013-16, Class FY(a)
(1M USD LIBOR + 0.350%)
1,263,913	0.439	03/25/43	1,268,734

FNMA REMIC Series 2013-74, Class YA
307,257	3.000	05/25/42	315,271

FNMA REMIC Series 2015-15, Class CA
516,582	3.500	04/25/35	553,550

FNMA REMIC Series 2015-19, Class CA
267,205	3.500	01/25/43	274,262

FNMA REMIC Series 2015-2, Class PA
254,696	2.250	03/25/44	260,648

FNMA REMIC Series 2016-104, Class BA
338,439	3.000	01/25/47	356,005

FNMA REMIC Series 2016-24, Class TA
155,440	3.000	04/25/42	157,874

FNMA REMIC Series 2016-53, Class BV
598,282	3.500	11/25/27	629,917

FNMA REMIC Series 2016-96, Class A
388,717	1.750	12/25/46	390,144

FNMA REMIC Series 2017-46, Class EA
302,008	3.500	12/25/50	310,720

The accompanying notes are an integral part of these financial statements.	31

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

FNMA REMIC Series 2017-51, Class EA
$ 8,582	3.000%	11/25/42	$8,587

FNMA REMIC Series 2017-7, Class JA
237,015	2.000	02/25/47	237,964

FNMA REMIC Series 2019-10, Class PT
358,906	3.500	03/25/49	384,586

FNMA REMIC Series 2020-35, Class MA
452,878	2.000	12/25/43	458,877

FNMA REMIC Series 2020-56, Class AH
932,140	2.000	05/25/45	945,106

FNMA REMIC Series 2021-28, Class YG
927,697	2.000	03/25/47	934,829

FNMA REMIC Series 2021-56, Class HE
691,353	1.250	09/25/51	680,681

GNMA REMIC Series 2009-65, Class AF
16,011	4.000	07/20/39	16,669

GNMA REMIC Series 2010-14, Class PA
6,257	3.000	02/20/40	6,393

GNMA REMIC Series 2012-13, Class EG
403,927	2.000	10/20/40	409,776

GNMA REMIC Series 2013-188, Class LE
657,623	2.500	11/16/43	678,480

GNMA REMIC Series 2014-131, Class DM
101,374	3.000	02/20/44	104,131

GNMA REMIC Series 2015-65, Class BD
314,116	2.250	05/20/45	320,671

GNMA REMIC Series 2015-94, Class AT
260,885	2.250	07/16/45	267,653

GNMA REMIC Series 2019-21, Class MA
408,699	3.500	09/20/47	434,764

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
289,127	1.382	09/27/60	288,757
748,245	1.017	07/25/61	745,244

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
40,412	0.529	05/25/35	38,951

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
217,926	2.945	01/25/36	222,964

Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
219,750	1.657	05/25/65	220,290

Impac CMB Trust Series 2003-2F, Class A(e)
77,245	5.730	01/25/33	80,677

Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
3,913	0.989	10/25/33	3,945

Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
32,300	0.829	11/25/34	32,814

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
$ 44,582	0.886%	04/25/35	$42,982

Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.700%)
104,267	0.789	05/25/36	105,180

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
37,085	2.877	10/25/34	36,877

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
153,954	3.500	10/25/46	156,185

Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
79,136	0.626%	12/25/35	78,550

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
37,750	2.620	04/21/34	37,998

Master Alternative Loans Trust Series 2004-9, Class A6(e)
6	5.643	08/25/34	6

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
500,337	1.153	04/25/65	499,352

MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
456,484	1.029	11/25/64	454,716

MortgageIT Trust Series 2005-1, Class 1A1(a)

(1M USD LIBOR + 0.640%)
226,984	0.729	02/25/35	228,269

MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
195,239	0.869	02/25/35	196,885

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
830,768	2.750	07/25/59	851,616

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
12,964	3.012	09/25/34	13,449

Sequoia Mortgage Trust Series 2003-2, Class A1(a)

(1M USD LIBOR + 0.660%)
25,053	0.746	06/20/33	25,053

Sequoia Mortgage Trust Series 2010, Class 1A(a)
(1M USD LIBOR + 0.800%)
14,323	0.886	10/20/27	14,536

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
131,264	2.307	10/25/33	135,200

Vendee Mortgage Trust Series 1996-2, Class 1Z
29,987	6.750	06/15/26	33,084

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
600,652	1.031	02/25/66	597,565

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,008,000)			$26,408,981

32	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligation – 0.3%

GNMA REMIC Series 2010-141, Class B
$ 172,961	2.717%		02/16/44	$175,099
(Cost $170,555)

Federal Agencies – 13.4%
FHLMC
2,147	6.000		10/01/23	2,406
12,901	5.000		05/01/27	14,182
156,019	2.500		04/01/28	162,136

(12M USD LIBOR + 1.599%)
227,434	2.644	(a)	07/01/46	237,225

(12M USD LIBOR + 1.600%)
215,980	2.728	(a)	07/01/45	223,126

FNMA
576,861	3.500		10/01/26	606,035
280,137	3.500		12/01/27	297,790
284,657	2.500		03/01/28	297,828
579,727	2.500		05/01/28	606,549
323,780	2.500		07/01/28	335,564
308,778	3.000		09/01/28	323,730
185,194	2.500		01/01/30	190,022
262,939	3.500		10/01/32	283,321
444,766	3.000		08/01/33	459,607

(12M USD LIBOR + 1.593%)
118,989	2.672	(a)	12/01/45	124,170

(12M USD LIBOR + 1.740%)
18,802	1.990	(a)	10/01/34	18,764

GNMA
(1 Year CMT + 1.500%)
38	2.125	(a)	11/20/24	39
112	3.000	(a)	12/20/24	113
2,323	1.875	(a)	04/20/26	2,371
1,627	2.250	(a)	08/20/26	1,635
2,882	2.000	(a)	01/20/28	2,967
315,853	3.000		11/01/26	331,280
266,194	3.000		12/01/26	279,486
4,262	7.000		11/01/31	4,431
312,424	5.000		02/01/32	343,949
78,637	6.000		07/01/33	88,457
472,727	3.500		07/01/34	507,550
1,009,341	2.500		07/01/35	1,048,598
277,681	3.500		08/01/35	298,124
1,120,472	2.000		10/01/35	1,155,146

TOTAL FEDERAL AGENCIES
(Cost $8,123,532)				$8,246,601

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $34,302,087)				$34,830,681

U.S. Treasury Obligations – 25.1%

United States Treasury Inflation Indexed Notes
$ 1,181,051	0.125%		04/15/22	$1,203,495
1,101,280	0.625		04/15/23	1,158,043
1,172,370	0.625		01/15/24	1,255,054

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Notes
$ 500,000	1.375%	10/15/22	$505,860
1,000,000	0.125	01/15/24	990,039
1,000,000	1.500	11/30/24	1,021,445
750,000	2.125	11/30/24	780,322
500,000	1.125	02/28/25	504,199
3,000,000	0.500	03/31/25	2,961,211
5,250,000	0.375	04/30/25	5,151,563

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,507,995)			$15,531,231

U.S. Government Agency Obligations – 10.6%

FHLB
$ 600,000	3.000%	12/09/22	$618,546
775,000	0.500	04/14/25	764,499

FHLMC
1,000,000	0.250	06/08/22	1,000,974
1,000,000	0.375	07/21/25	978,820
1,000,000	0.375	09/23/25	975,609

FNMA
500,000	2.000	10/05/22	508,674
1,000,000	0.625	04/22/25	989,685
750,000	0.500	06/17/25	738,040

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,625,657)			$6,574,847

Asset-Backed Securities(a) – 1.7%
Home Equity – 0.8%

Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
$ 301,327	1.166%	03/25/33	$299,774

Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
(1M USD LIBOR + 1.400%)
154,817	1.489	07/25/34	154,911

Terwin Mortgage Trust Series 2004-9HE, Class A1(c)
(1M USD LIBOR + 0.800%)
49,319	0.889	09/25/34	48,901

			503,586

Other – 0.9%

Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
111,391	0.989	11/25/34	109,473

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
67,233	2.250	04/25/56	67,344

Towd Point Mortgage Trust Series 2017-2, Class A1(b)(c)
340,637	2.750	04/25/57	344,453

			521,270

TOTAL ASSET-BACKED SECURITIES
(Cost $960,610)			$1,024,856

The accompanying notes are an integral part of these financial statements.	33

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2021

Shares	Dividend Rate	Value

Investment Company – 3.9%

State Street Institutional US Government Money Market Fund —Premier Class
2,419,069	0.025%	$2,419,069
(Cost $2,419,069)

TOTAL INVESTMENTS – 97.7%
(Cost $59,815,418)		$60,380,684

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		1,413,729

NET ASSETS – 100.0%		$61,794,413

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2021.

(b)	Rate shown is that which is in effect on October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2021. Maturity date disclosed is the ultimate maturity.

Investment Abbreviations:
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
LIBOR	—LondonInterbank Offered Rate
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit
UMBS	—UniformMortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

Collateralized Mortgage Obligations	42.7%	38.9%
U.S. Treasury Obligations	25.1	25.4
Federal Agencies	13.4	16.1
U.S. Government Agency Obligations	10.6	16.3
Investment Company	3.9	3.5
Asset-Backed Securities	1.7	1.7
Commercial Mortgage Obligations	0.3	1.0

TOTAL INVESTMENTS	97.7%	102.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for The National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2021.

A conversation with Brian Musielak, Portfolio Manager of The National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2021, the National Tax-Free Intermediate Bond Fund (the “National Fund”) generated an annualized total return of 1.01%.

Over the one-year period ended October 31, 2021, the Missouri Tax-Free Intermediate Bond Fund (the “Missouri Fund”) generated an annualized total return of 1.07%.

Over the one-year period ended October 31, 2021, the Kansas Tax-Free Intermediate Bond Fund (the “Kansas Fund”) generated an annualized total return of 0.64%.

These returns underperform the 1.93% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index (the “benchmark”) for the same period.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

Regarding the National Fund’s performance, our emphasis for much of the last 12-months has been to seek investments that are higher up in credit quality while leaning shorter on duration, and both themes detracted from the National Fund’s performance on a relative basis over this time frame. Sector positioning was also a detractor from returns. As compared to the benchmark, the National Fund’s relative underweight to the Water/Sewer and Power sectors were additive to returns, while the Transportation sector underweight position lagged. The National Fund’s cash position also lagged. The relative overweight to the Housing and Higher Education sectors detracted while the General Obligations, Hospital and Lease overweight exposures enhanced relative returns. The underweight to the Pollution

Control Revenue (PCR), Industrial Development Revenue (IDR) sector hindered returns while the Resource Recovery sector underweight supported relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. Intermediate exposures contributed the most, but not enough to overcome lower returns on the short end.

Regarding the Missouri Fund’s performance, our emphasis for much of the last 12-months has been to seek investments that are higher up in credit quality while leaning shorter on duration, and both themes detracted from the Missouri Fund’s performance on a relative basis over this time frame. Sector positioning was also a detractor from returns. As compared to the benchmark, the Missouri Fund’s relative underweight to the Water/Sewer and Power sectors were additive to returns, while the Transportation sector underweight position lagged. The Missouri Fund’s cash position also lagged. The relative overweight to the Housing and Higher Education sectors detracted while the General Obligations, Hospital and Lease overweight exposures enhanced relative returns. The underweight to the Pollution Control Revenue (PCR), Industrial Development Revenue (IDR) sector hindered returns while the Resource Recovery sector underweight supported relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. Intermediate exposures contributed the most, but not enough to overcome lower returns on the short end.

Regarding the Kansas Fund’s performance, our emphasis for much of the last 12-months has been to seek investments that are higher up in credit quality while leaning shorter on duration, and both themes detracted from the Kansas Fund’s performance on a relative basis over this time frame. Sector positioning was also a detractor from returns. As compared to the benchmark, the Kansas Fund’s relative underweight to the Water/Sewer and Power sectors were additive to returns, while the Transportation sector underweight position lagged. The relative overweight to the Housing and Higher Education sectors detracted while the General Obligations, Hospital and Lease overweight exposures enhanced relative returns. The underweight to the Pollution

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview (continued)

Control Revenue (PCR), Industrial Development Revenue (IDR) sector hindered returns while the Resource Recovery sector underweight supported relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. Intermediate exposures contributed the most, but not enough to overcome lower returns on the short end.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Regarding each of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds, no significant adjustments were made to the Funds’ portfolios during the period. Our investment focus over the year was on the higher-yielding, non-essential service revenue sectors, where we sought to identify solid risk-adjusted value opportunities. We have been emphasizing less credit and duration risk for the past year due to the lack of additional yield for taking such risks. The unprecedented amount of fiscal support has more than offset the loss of tax revenues due to economic lockdowns this past year.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were Southcentrl PA Gen Auth Revenue Ref - Aicup Fing Program - York Clg PA Proj - Ser PP4 5% due 11/01/2031, Wichita KS Sales Tax Spl Oblig Revenue River District Stadium Star Bond Project 5% due 09/01/2031, and Grand Traverse Cnty MI Hosp Fin Auth Munson Healthcare Obligated Group-Ser A 5% due 07/01/2032.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Kansas City MO Spl Oblg Downtown Streetcar Proj - Ser A 5% due 09/01/2031, Wentzville R-IV Sch Dist MO Lease Cops Ref & Impt Ctfs 4% due 04/01/2032, and Greene Cnty MO Reorg Sch Dsti #R-3 Republic Ref - MO Direct Deposit Program - Ser B 4% due 03/01/2032.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Leavenworth Cnty KS Unif Sch Dist #453 Ser A 4% due 09/01/2038, Homewood AL Eductnl Bldg Auth Revenue Ref - Eductnl Facs - Samford Univ - Ser A 4% due 12/01/2035, and Dickinson Cnty KS Public Bldg Commission Revenue 5% due 08/01/2044.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, the following bonds detracted from performance: Houston TX Arpt Sys Revenue AMT-Ser a 5% due 07/01/2031, Woodbury Cnty IA 3% due 06/01/2032, and Pell City AL Spl Care Facs Fing Auth Revenue Ref-Noland Health Services Inc 5% due 12/01/2031.

In the Missouri Tax-Free Intermediate Bond Fund, the following bonds detracted from performance: Arlington TX Hgr Edu Fin Corp Edu Revenue Harmony Public Schools-Ser a 3% due 02/15/2032, Great Rivers Greenway Met Park & Recreation Dist MO Sales Ta Grg Projects-Ser a 4% due 12/30/2032, and Platte Cnty MO Reorg Sch Dist#R-3 Platte City Sch Bldg Bonds 5% due 03/01/2033.

In the Kansas Tax-Free Intermediate Bond Fund, the following bonds detracted from performance: Illinois St Hsg Dev Auth Revenue Homeowner Mtge - Subser A-1 3.5% due 08/01/2031, Kansas St Dev Fin Auth Revenue Ref-Kansas St Univ Projs-Ser a 2% due 05/01/2031, and Pell City AL Spl Care Facs Fing Auth Revenue Ref-Noland Health Services Inc 5% due 12/01/2031.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

National Tax-Free Intermediate Bond Fund(a)	1.01%	2.75%	3.21%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 94.3%
Alabama – 1.5%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$1,890,263
1,705,000	5.000		09/01/26	2,042,344

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,900,200

				6,832,807

Alaska – 1.1%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,217,222

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,102,583
1,000,000	5.000		10/01/25	1,168,289
1,000,000	5.000	(a)	10/01/28	1,219,449

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	510,643

				5,218,186

Arizona – 1.3%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,317,083

McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,186,171

Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,028,223
1,000,000	5.000		06/01/23	1,075,474

Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,178,011

				5,784,962

Arkansas – 2.0%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,147,066
1,000,000	4.000		11/01/35	1,158,211

City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	382,329
650,000	2.050		09/01/24	665,025
500,000	2.280		09/01/26	513,457
250,000	2.400	(a)	09/01/27	256,612

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)

City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
$ 635,000	3.000%		11/01/28	$702,931
650,000	3.000		11/01/29	723,674
675,000	3.000	(a)	11/01/30	743,125
690,000	3.000	(a)	11/01/31	754,054

Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	623,567

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	725,530
635,000	4.000		03/01/32	710,860

				9,106,441

California – 1.5%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	548,503

Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
1,345,000	3.000		08/01/36	1,500,909

San Bernardino County Flood Control District (Refunding) Series 2021 (AA+/Aa1)(a)(b)(c)(d)
5,000,000	0.080		08/01/37	5,000,000

				7,049,412

Colorado – 1.6%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	639,232

Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College — Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	519,572
850,000	4.000		11/01/32	979,508

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000		11/01/23	1,091,946

Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	315,972
280,000	2.075		11/01/24	285,796
250,000	2.125		05/01/25	254,999
250,000	2.175		11/01/25	255,073

Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)(d)
(1M USD LIBOR 0.67+ 0.500%)
2,460,000	0.555		02/01/23	2,456,165

Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000		12/01/36	559,656

				7,357,919

38	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 1.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
$ 1,000,000	5.000%		07/01/28	$1,235,997
1,000,000	5.000	(a)	07/01/29	1,231,058

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)
560,000	3.250		11/15/24	583,636
830,000	3.750		11/15/27	864,979

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	399,575
450,000	5.000		11/15/28	554,279
450,000	5.000		11/15/29	561,664
385,000	5.000		11/15/30	486,216

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
770,000	1.810		05/15/24	782,662
330,000	1.860		11/15/24	335,210
530,000	1.900		05/15/25	537,365
765,000	1.950		11/15/25	773,709
500,000	2.090		05/15/26	506,074

				8,852,424

District of Columbia(a)(b)(c)(d) – 0.4%
Metropolitan Washington Airports Authority Series B-REMK (AA+/NR)
2,050,000	0.050		01/03/22	2,050,000

Florida – 1.8%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	980,570

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	780,484

Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
730,000	2.000		07/01/27	754,975
675,000	2.050		01/01/28	698,179
705,000	2.100		07/01/28	730,714
715,000	2.125	(a)	01/01/29	739,528

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	776,366

Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,173,676

Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)(e)
500,000	5.000		07/01/22	515,941

				8,150,433

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – 0.9%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
$ 20,000	5.500%		08/01/23	$21,126

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,172,800

Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	649,825
500,000	5.000		06/15/31	662,461
600,000	5.000	(a)	06/15/32	792,269
700,000	5.000	(a)	06/15/33	922,114

				4,220,595

Idaho(a) – 0.3%
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	598,303
750,000	4.000		07/15/37	894,811

				1,493,114

Illinois – 12.0%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	735,528

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,686,573

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,265,079

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	526,171

Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,550,563

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,104,711

DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	608,688
1,365,000	3.000	(a)	12/30/38	1,504,078

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	556,944
550,000	3.000		01/01/25	588,840
1,140,000	5.000		01/01/26	1,331,352
525,000	5.000	(a)	01/01/28	634,983

The accompanying notes are an integral part of these financial statements.	39

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
$ 805,000	4.000%	10/01/34	$931,602
855,000	4.000	10/01/36	981,624

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000	08/15/37	1,851,626

Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000	11/15/24	566,944

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000	12/15/26	1,844,606

Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000	02/01/24	1,219,901
1,000,000	5.000	02/01/25	1,131,557

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,086,706

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,807,531

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,079,753

Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000	01/01/24	1,316,875

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	575,176
515,000	4.000	12/15/35	597,661
535,000	4.000	12/15/36	619,739
555,000	4.000	12/15/37	641,458
580,000	4.000	12/15/38	670,389
600,000	4.000	12/15/39	693,890

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	875,200
765,000	4.000	01/01/25	844,675

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	905,173
685,000	4.000	12/01/24	754,783
735,000	4.000	12/01/25	828,802

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	1,005,350

Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,166,857
1,825,000	4.000	12/01/38	2,118,363

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(f)
$ 4,770,000	0.000%		11/01/23	$4,737,109

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		12/30/25	894,361
905,000	5.000		12/30/28	1,126,932
960,000	5.000		12/30/29	1,216,569

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000		12/01/30	761,230
700,000	4.000		12/01/31	815,097
700,000	4.000		12/01/32	813,090
725,000	4.000		12/01/33	840,509

				55,414,648

Indiana – 6.1%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000		01/15/34	2,093,768

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,494,977

Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	887,763

Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000		07/15/32	1,159,777

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	592,810
425,000	5.000		02/01/27	463,904
700,000	5.000		02/01/28	761,652
600,000	5.000		02/01/29	651,222

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	859,751

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	1,005,761
700,000	4.000	(a)	07/01/32	838,430
700,000	4.000	(a)	07/01/36	826,225

Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,344,721

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,107,811

40	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)

Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
$ 565,000	3.000%		08/01/33	$619,146
400,000	3.000		08/01/35	435,505
700,000	3.000		08/01/37	756,977

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,089,309

Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000		08/01/30	1,842,155

Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	968,112
910,000	3.000		08/01/30	988,136
940,000	3.000		08/01/31	1,015,789
485,000	4.000		08/01/32	561,897

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	758,223
500,000	5.000		07/15/31	604,556
500,000	5.000		07/15/32	603,607

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,166,510
750,000	5.000		07/15/31	874,659

				28,373,153

Iowa – 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	694,206
525,000	3.000	(a)	06/01/31	577,314
555,000	3.000	(a)	06/01/32	606,027

				1,877,547

Kansas(a) – 1.0%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(e)
700,000	4.000		09/01/33	791,820

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(e)
1,015,000	5.000		09/01/30	1,188,131

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/30	1,223,963
1,000,000	5.000		09/01/31	1,219,515

				4,423,429

Kentucky – 3.5%
Appalachian Regional Healthcare Obligated Group Revenue Bonds(Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	2,177,524
855,000	5.000		07/01/31	1,114,907
1,275,000	5.000	(a)	07/01/32	1,658,381

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)

Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
$ 1,000,000	5.000%		08/01/26	$1,133,549

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	480,697

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,192,996
750,000	5.000	(a)	05/01/28	913,521
915,000	5.000	(a)	05/01/29	1,108,067

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	917,421

Kentucky State Property & Building Commission Series 2018 (AA/A2)
885,000	5.000		04/01/28	1,095,471

Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,131,284

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
590,000	5.000		06/01/22	606,054
610,000	5.000		06/01/23	654,526
690,000	5.000		06/01/24	767,616

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,282,542

				16,234,556

Louisiana – 1.7%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)(g)
830,000	4.000		11/01/28	979,101
860,000	3.000		11/01/29	960,382
890,000	3.000		11/01/30	997,657

Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	538,203
530,000	4.000		03/01/25	587,575
550,000	4.000		03/01/26	623,572
570,000	4.000		03/01/27	661,757
450,000	4.000	(a)	03/01/28	521,573

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	904,695

St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,138,085

				7,912,600

The accompanying notes are an integral part of these financial statements.	41

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – 2.5%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
$ 1,000,000	3.000%		11/01/37	$1,106,457

Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,901,489

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,388

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,346,450
835,000	2.050		11/15/25	871,685
1,000,000	2.100		11/15/26	1,051,193

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	871,462
870,000	2.250		11/15/30	897,840
905,000	2.350		11/15/31	933,724

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	152,591
470,000	5.000		01/01/24	514,276
215,000	5.000	(a)	01/01/34	246,011
330,000	5.000	(a)	01/01/35	377,082

				11,385,648

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,088,504

Massachusetts – 0.5%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	950,678
710,000	1.900		12/01/32	701,637

Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
300,000	3.050		06/01/22	303,752
310,000	3.250		06/01/23	317,204

				2,273,271

Michigan – 6.1%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	813,696

Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	518,094
1,475,000	2.000		11/01/25	1,532,164
500,000	2.000		05/01/26	518,317
1,875,000	2.000		11/01/26	1,947,719

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
$ 445,000	5.000%		07/01/30	$551,828
495,000	5.000		07/01/32	609,943

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	469,375

Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,688,827
1,375,000	4.000		12/01/30	1,542,017

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,013,831

Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,172,201

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,750,706

Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,162,431

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(e)
750,000	5.000		05/01/26	867,381

Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A+/A1)(a)
1,215,000	5.000		08/01/31	1,360,566

Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,870,765

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	523,919
1,000,000	2.866		10/01/25	1,050,175

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	416,797
470,000	2.550	(a)	04/01/28	492,278
410,000	2.600	(a)	10/01/28	429,300

Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,055,813

Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,311,325

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	846,341

42	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
$ 645,000	4.000%	04/01/25	$718,805

Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
1,000,000	3.000	05/01/33	1,113,564

			28,348,178

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
285,000	1.700	07/01/26	290,895

Mississippi – 1.1%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000	09/01/33	1,765,262

Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
300,000	5.000	11/01/29	365,946
400,000	5.000	11/01/30	486,723
500,000	5.000	11/01/31	608,626
400,000	5.000	11/01/32	487,264

Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000	10/15/25	1,227,259

			4,941,080

Missouri – 1.4%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(e)
500,000	5.000	04/01/32	510,018

Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000	12/01/26	2,610,672

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
1,155,000	5.000	03/01/27	1,388,230

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,000,000	2.125	04/01/39	1,924,777

			6,433,697

Nebraska – 0.4%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000	01/01/23	1,842,454

Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000	05/15/46	36,458

			1,878,912

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nevada – 1.4%
City of Las Vegas NV GO Series C (AA/Aa2)(a)
$ 1,335,000	4.000%		06/01/29	$1,551,772

Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	4,912,209

				6,463,981

New Jersey – 2.6%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	809,996
500,000	4.000		06/15/27	585,446
500,000	4.000	(a)	06/15/28	581,542
760,000	4.000	(a)	06/15/29	878,611

New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
645,000	3.150		06/15/25	672,940

New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(f)
1,255,000	0.000		12/15/26	1,187,874

New Jersey State Transportation Trust Fund Authority Revenue Bonds (Refunding-Highway Reimbursment-Garvee NTS) Series A (A+/Baa1)(a)
1,500,000	5.000		06/15/31	1,750,884

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,529,324
1,530,000	4.000		12/01/23	1,645,573
690,000	4.000		12/01/26	792,279
705,000	4.000		12/01/27	822,412
730,000	4.000	(a)	12/01/28	846,241

				12,103,122

New Mexico(a) – 1.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	957,776
500,000	4.000		06/01/30	565,532
500,000	4.000		06/01/33	562,429

The University of New Mexico Series 2001 (AA-/Aa3)(b)(c)(d)
4,265,000	0.060		06/01/22	4,265,000

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
1,685,000	2.250		06/01/27	1,779,845

				8,130,582

New York(a) – 0.8%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	545,580

New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	250,000

The accompanying notes are an integral part of these financial statements.	43

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)

Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
$ 890,000	2.700%		12/01/32	$899,717
915,000	2.850		12/01/33	933,376
940,000	3.000		12/01/34	967,688

				3,596,361

North Carolina – 0.7%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	959,718

North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
950,000	3.200		01/01/29	1,031,418

Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
330,000	4.000		06/01/22	336,307
350,000	4.000		06/01/23	368,610
480,000	4.000	(a)	06/01/25	503,801

				3,199,854

Ohio – 8.4%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	998,837
960,000	4.000		12/01/31	1,077,961

Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	616,757

City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)(g)
1,000,000	4.000		12/01/32	1,156,855
1,000,000	4.000		12/01/33	1,154,710

Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,504,265

Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	727,892
660,000	3.000		12/01/32	713,468
675,000	3.000		12/01/33	728,163

Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	422,198

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	911,201

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	943,594
1,115,000	5.000	(a)	10/01/28	1,370,431

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
$ 630,000	4.000%		12/01/26	$692,556
500,000	4.000		12/01/29	549,326

Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000		12/01/30	1,479,131
1,155,000	4.000		12/01/31	1,438,371

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	841,407
2,245,000	4.000		12/01/36	2,597,852
2,170,000	4.000		12/01/37	2,505,783

Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,237,101
1,045,000	5.000		12/01/27	1,287,127

Ohio Higher Educational Facility Commission (Refunding-Cleveland Health System) Series 2013 (AA/Aa2)(a)(b)(c)(d)
5,000,000	0.050		01/01/39	5,000,000

Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a)
1,000,000	5.000		05/01/27	1,136,887
1,000,000	5.000		05/01/28	1,134,430

Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,100,592

Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,055,552

Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	421,816

Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,166,437
1,060,000	4.000		12/01/31	1,232,426

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	781,250

				38,984,376

Oklahoma – 1.5%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	980,161

Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,574,878
1,770,000	4.000	(a)	12/01/30	2,064,173

44	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)

Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
$ 2,000,000	4.000%	07/01/38	$2,290,104

			6,909,316

Pennsylvania – 11.5%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000	02/01/26	1,926,293

Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000	02/01/23	1,428,002

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,206,159

Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000	02/15/22	1,516,120
1,790,000	4.000	02/15/23	1,875,112

Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,883,385

Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,309,190

Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	876,988
1,300,000	3.000	10/15/36	1,427,375

Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	1,106,867

Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,000,000	3.000	04/01/34	1,080,180
1,400,000	3.000	04/01/35	1,510,135

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/A1)
500,000	5.000	06/01/26	582,709
525,000	5.000	06/01/27	625,180
525,000	5.000	06/01/28	636,695
535,000	5.000	06/01/29	658,743
425,000	5.000	06/01/30	530,466

Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,270,268

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)(g)
475,000	4.000	08/15/42	544,736

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	811,997

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
$ 1,500,000	5.000%		06/01/29	$1,766,426

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	348,075
400,000	2.533		12/01/27	417,725
350,000	2.633		12/01/29	365,863

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,740,761

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	568,031

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,153,009

Phoenixville Area School District GO Bonds (Refunding) Series 2020 (NR/Aa2)
1,045,000	3.000		11/15/21	1,046,044

Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,302,787

Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,532,823

Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,208,539

Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,998,779
1,610,000	2.000		09/01/29	1,645,484

Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	277,920
225,000	5.000		05/01/29	283,538
400,000	5.000		05/01/30	511,314
375,000	5.000		05/01/31	487,905
325,000	4.000	(a)	05/01/32	383,464
325,000	4.000	(a)	05/01/33	382,505
300,000	4.000	(a)	05/01/34	352,144

State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,204,731

Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	616,415
520,000	4.000		07/01/27	605,586
400,000	5.000	(a)	07/01/28	483,174
500,000	4.000	(a)	07/01/33	563,727

The accompanying notes are an integral part of these financial statements.	45

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
$ 1,000,000	5.000%		11/01/24	$1,127,301
2,205,000	4.000	(a)	11/01/29	2,436,053

Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	743,880
840,000	4.000	(a)	05/15/27	960,190

York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	743,414

				53,064,207

Rhode Island(a) – 1.1%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
1,600,000	5.000		11/01/30	2,013,269
760,000	4.000		11/01/32	895,880
980,000	4.000		11/01/33	1,153,326

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,212,587

				5,275,062

South Carolina – 0.2%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,132,321

South Dakota – 1.1%
South Dakota Board of Regents Housing & Auxiliary Facilities System Series 2017 (NR/A1)(a)
2,000,000	5.000		04/01/30	2,436,232
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	31,534
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	812,678
825,000	5.000		09/01/24	926,618
605,000	5.000		09/01/25	701,517

				4,908,579

Tennessee – 0.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	621,971
600,000	5.000	(a)	07/01/29	743,379
500,000	5.000	(a)	07/01/30	615,716
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
520,000	3.500		07/01/27	521,605

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
$ 195,000	4.050%	01/01/38	$203,990

			2,706,661

Texas – 7.8%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,174,265
1,000,000	4.000	08/15/31	1,169,866
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	843,382
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	615,352
485,000	4.000	12/01/32	551,927
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000	08/15/33	1,211,054
1,000,000	4.000	08/15/34	1,229,337
1,000,000	4.000	08/15/35	1,223,983
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,082,965
980,000	5.000	09/01/28	1,139,166
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000	07/01/31	1,086,591
City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000	02/15/26	2,364,149
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000	07/01/29	1,253,219
900,000	5.000	07/01/30	1,143,637
1,200,000	5.000	07/01/31	1,551,097
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,918,093
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,251,187
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,021,004
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	344,598
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,112,598
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
1,000,000	0.000	02/15/25	902,865

46	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
$ 1,350,000	4.000%	12/15/32	$1,665,737
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250	08/15/26	901,660
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,023,073
870,000	4.000	09/01/32	1,009,911

			35,790,716

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000	07/01/26	1,184,723
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	602,220

			1,786,943

Vermont – 0.8%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	331,815
400,000	5.000	06/15/25	455,325
400,000	5.000	06/15/26	466,406
780,000	5.000	06/15/27	927,667

Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	486,112
455,000	5.000	06/15/30	558,860
475,000	5.000	06/15/31	589,214

			3,815,399

Washington(a) – 0.8%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(b)(c)(d)
1,505,000	0.060	07/01/32	1,505,000

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A-/A1)
900,000	3.600	06/01/26	939,048

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	575,422

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	187,145

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
340,000	3.450	12/01/30	354,376

			3,560,991

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
West Virginia(a) – 0.5%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
$ 2,065,000	5.000%	07/01/30	$2,490,162

Wisconsin(a) – 0.7%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	596,015
765,000	4.000	03/01/31	870,795
540,000	4.000	03/01/32	612,372

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,307,415

			3,386,597

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $416,642,659)			$435,297,641

Corporate Obligations(a) – 1.1%
Healthcare-Services – 1.1%
Sutter Health (A/A1)
$ 4,700,000	3.695%	08/15/28	$5,182,412

TOTAL CORPORATE OBLIGATIONS
(Cost $4,999,318)			$5,182,412

Shares	Dividend Rate		Value

Investment Company – 5.2%
State Street Institutional US Government Money Market Fund — Premier Class
23,971,476	0.025%		$23,971,476
(Cost $23,971,476)

TOTAL INVESTMENTS – 100.6%
(Cost $445,613,453)			$464,451,529

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(2,783,077)

NET ASSETS – 100.0%			$461,668,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2021.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

The accompanying notes are an integral part of these financial statements.	47

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

(d)	Rate shown is that which is in effect on October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	All or portion represents a forward commitment

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
COPS	—Certificatesof Participation
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

General Obligation	34.1%	32.9%
Lease	12.3	13.0
Hospital	9.6	7.1
Education	9.4	11.8
Limited Tax	9.3	6.3
Transportation	5.5	5.7
Investment Company	5.2	8.5
Single Family Housing	4.5	6.5
Water/Sewer	2.6	1.9
Student	2.2	1.0
Prerefunded/Escrow to Maturity	1.9	1.6
Multi Family Housing	1.5	1.1
Power	1.4	1.4
Utilities	0.7	—
Not For Profit	0.4	0.4

TOTAL INVESTMENTS	100.6%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

48	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

Missouri Tax-Free Intermediate Bond Fund(a)	1.07%	2.51%	2.80%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.1%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding — Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$2,572,239

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
2,000,000	0.000		07/01/27	1,844,593

Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000		08/01/28	2,859,307

Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000		08/01/29	2,137,442

				6,841,342

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,271,448

Illinois(a) – 2.6%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250		05/15/39	2,660,553

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	3,125,830

Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125		02/01/30	2,122,157

Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	578,132
500,000	4.000		12/01/35	577,344
500,000	4.000		12/01/36	576,118
515,000	4.000		12/01/37	591,912

				10,232,046

Indiana – 1.1%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
2,000,000	4.000		01/15/35	2,310,563

Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	550,275
860,000	3.000		08/01/28	940,071
500,000	3.000	(a)	08/01/33	538,238

				4,339,147

Kansas(a) – 0.4%

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,555,191

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine(a) – 1.3%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
$2,640,000	4.000%	10/01/33	$3,077,360

Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)
1,700,000	3.000	11/01/35	1,907,231

			4,984,591

Michigan(a) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,823,732

Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	3,091,150

			4,914,882

Missouri – 87.8%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	878,767
645,000	4.000	08/15/29	740,748
825,000	4.000	08/15/30	940,958
555,000	4.000	08/15/31	630,956

Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (NR/Aa2)(a)(c)
1,000,000	5.000	10/01/33	1,044,020

Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,396,592
1,000,000	4.000	03/01/40	1,212,759
750,000	4.000	03/01/41	907,021

Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,024,483

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,292,489
1,655,000	4.000	10/01/34	1,830,416

Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	770,587

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	1,055,230
750,000	4.000	03/01/37	866,749

Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	608,198

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,578,721
1,735,000	4.000	10/01/38	1,918,492

50	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
$3,015,000	5.000%		10/01/27	$3,728,656
1,850,000	4.000	(a)	10/01/30	2,142,563

City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	560,527
520,000	3.000		10/01/31	570,798
550,000	3.000		10/01/33	598,856
570,000	3.000		10/01/34	618,941

City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000		03/01/31	1,230,442
1,230,000	4.000		03/01/34	1,369,646
750,000	4.000		03/01/37	827,491
530,000	4.000		03/01/40	581,581

City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(a)
1,000,000	5.000		04/01/35	1,283,909
760,000	5.000		04/01/36	972,445
1,435,000	5.000		04/01/37	1,831,001

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,122,913
1,000,000	4.000		03/01/35	1,119,655
1,000,000	4.000		03/01/36	1,115,378

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/33	1,124,303
1,000,000	4.000		03/01/34	1,122,913

Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(a)
1,735,000	4.000		03/01/30	2,003,196

Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,318,762

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	526,346

County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	578,899
505,000	5.000		09/01/25	585,563

County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,825,335

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,238,200
1,100,000	4.000	(a)	04/01/28	1,261,363

County of Greene MO Certificate of Participation Series 2018 (NR/Aa3)(a)
1,000,000	4.000		09/01/31	1,165,799

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
$1,485,000	3.000%		10/01/25	$1,614,278
1,240,000	3.000		10/01/26	1,363,282

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,472,870
1,215,000	5.000		12/01/25	1,419,793

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,316,223
1,200,000	4.000		03/01/33	1,371,268
625,000	4.000		03/01/34	713,134

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	858,701
830,000	5.000	(a)	04/01/30	1,040,271
905,000	5.000	(a)	04/01/31	1,127,170

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000		12/30/26	1,097,730

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	865,539
1,780,000	3.000		12/30/33	1,954,987

Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(a)
1,130,000	5.000		09/01/36	1,383,039
1,000,000	5.000		09/01/37	1,221,325

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	1,045,228

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	1,044,895
985,000	4.000		03/01/32	1,132,871

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
350,000	5.625		03/01/25	351,073

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,829,332

Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/28	2,276,053

Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	418,282
400,000	4.000		02/15/35	476,727
580,000	4.000		02/15/36	688,628
700,000	4.000		02/15/37	828,641

The accompanying notes are an integral part of these financial statements.	51

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
$1,500,000	4.000%		03/01/30	$1,692,716

Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,500,000	3.250		03/01/38	1,693,834

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	606,581
875,000	3.000		04/01/23	907,018
500,000	3.000		04/01/24	528,906
960,000	3.000	(a)	04/01/26	1,011,134

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	541,392
900,000	4.000		05/01/25	999,405
700,000	4.000	(a)	05/01/27	795,541
630,000	4.000	(a)	05/01/29	709,926
675,000	4.000	(a)	05/01/30	760,356

Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	975,502
580,000	4.000		03/01/30	666,405

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,294,463
1,000,000	5.500		03/01/36	1,292,415

Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	595,151

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	483,355
575,000	3.250		04/15/30	585,116
550,000	3.300		04/15/31	559,320
700,000	3.375		04/15/32	712,345

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
550,000	4.000		03/01/22	556,936
525,000	4.000		03/01/23	551,237
480,000	4.000		03/01/24	517,984
100,000	3.000		03/01/27	110,410
200,000	4.000	(a)	03/01/30	233,459
165,000	4.000	(a)	03/01/31	192,472
180,000	4.000	(a)	03/01/32	209,524
200,000	4.000	(a)	03/01/33	232,504

Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,309,669
1,365,000	4.000	(a)	03/01/28	1,585,190

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(a)
$1,000,000	5.000%	12/01/25	$1,137,925

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,345,000	4.000	12/01/26	1,529,048
1,455,000	4.000	12/01/28	1,643,404

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(a)
595,000	4.250	12/01/23	619,325

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa2)(a)
500,000	4.350	12/01/23	501,542
820,000	4.500	12/01/24	822,533

Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000	03/01/31	807,472
1,575,000	4.000	03/01/32	1,868,619

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000	04/01/35	1,391,823

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000	03/01/30	16,934

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000	03/01/29	1,762,698

Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000	04/01/29	641,585
605,000	3.000	04/01/30	657,264
420,000	3.000	04/01/31	452,056
460,000	3.000	04/01/33	492,084

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
1,895,000	5.000	02/15/27	2,058,996

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
480,000	2.200	02/15/23	486,636
450,000	2.318	02/15/24	458,328
500,000	2.378	02/15/25	509,204
1,020,000	2.558	02/15/26	1,044,507
815,000	2.844	02/15/28	835,575
825,000	2.894	02/15/29	841,877

Joplin MO Schools GO Buildings — Series 2020 (AA+/NR)(a)
3,285,000	3.000	03/01/35	3,534,348

Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa3)(a)
5,425,000	4.500	02/01/24	5,480,714

52	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
$1,275,000	4.000%		03/01/34	$1,491,452
1,950,000	4.000		03/01/35	2,272,463

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	3,110,308
1,370,000	5.000		03/01/29	1,706,975

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,138,474

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,079,607

Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A2)(a)
760,000	5.000		09/01/31	762,698

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,231,099
1,000,000	5.000	(a)	09/01/31	1,217,621

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,090,668

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	1,082,104
1,055,000	4.000		03/01/29	1,209,980
500,000	4.000		03/01/30	570,311

Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(a)
1,000,000	3.000		03/01/40	1,056,710

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(a)
3,000,000	2.514		05/01/28	3,173,745

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)(c)
485,000	5.000		05/01/22	496,662

Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,043,642

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	726,658

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
$3,115,000	5.000%	01/01/31	$3,409,435

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000	04/01/28	405,488
425,000	5.000	04/01/31	432,788
475,000	5.000	04/01/32	483,712
500,000	5.000	04/01/33	509,188
500,000	5.000	04/01/34	509,184

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,015,000	4.000	04/01/26	1,099,912
635,000	2.000	04/01/27	655,968

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	864,608

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000	01/01/30	673,565
775,000	5.000	01/01/31	876,830

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,528,849

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	694,413
640,000	5.000	10/01/26	760,907
2,030,000	5.000	10/01/27	2,468,689

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	816,402
800,000	5.000	09/01/38	969,608

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,608,893

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,865,938

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,000,000	5.000	12/01/33	1,111,750

The accompanying notes are an integral part of these financial statements.	53

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
$1,375,000	5.000%		12/01/31	$1,528,657

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	1,146,777
1,100,000	5.000		06/01/37	1,321,021

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000		05/15/33	1,381,265

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000		05/15/39	1,377,855

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
455,000	2.400		11/01/30	470,511
435,000	2.500		05/01/31	453,348
455,000	2.550		11/01/31	474,871

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
385,000	3.550		11/01/30	398,328

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
370,000	2.000		11/01/21	370,000
330,000	3.050	(a)	11/01/28	354,359
290,000	3.150	(a)	11/01/29	310,227
330,000	3.250	(a)	11/01/30	353,011

Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(a)
3,750,000	5.000		11/15/32	4,298,907

Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,527,370
1,000,000	3.000		04/01/41	1,038,416

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000		03/01/33	574,427
800,000	4.000		03/01/34	918,154

North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000		03/01/30	2,716,670

Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(a)
2,750,000	4.000		06/01/26	2,804,081
2,925,000	4.000		06/01/27	2,982,539
1,000,000	4.000		06/01/28	1,019,596

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
$ 500,000	5.000%		09/01/44	$536,156

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,046,714
1,000,000	4.000		03/01/34	1,045,170
1,500,000	4.000		03/01/35	1,566,684

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	439,463

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,197,663
1,000,000	4.000		03/01/38	1,192,988
750,000	4.000		03/01/39	892,523

Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(a)
1,995,000	5.000		03/01/33	2,653,351

Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,015,746
550,000	4.000		04/01/28	558,444
800,000	4.000		04/01/29	810,985
1,475,000	4.000		04/01/30	1,497,644

Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	228,194
410,000	3.450		07/01/32	414,934

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,731,898

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000		07/01/27	611,916
1,000,000	5.000		07/01/28	1,247,573

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,047,239

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,320,470

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	605,336

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,465,067

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,775,790
1,220,000	5.000	(a)	07/01/28	1,480,387
1,400,000	5.000	(a)	07/01/30	1,691,655

54	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
$1,000,000	4.000%		05/01/26	$1,052,147
1,405,000	4.000		05/01/27	1,477,466

Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,300,491
1,340,000	5.000	(a)	04/01/23	1,366,470

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	552,458
475,000	4.000		11/01/35	557,705
815,000	4.000		11/01/36	954,939
845,000	4.000		11/01/37	987,890
920,000	4.000		11/01/38	1,073,630

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,850,000	2.125		04/01/39	2,742,807

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,743,454
1,615,000	3.000		07/15/33	1,785,971
1,665,000	3.000		07/15/34	1,834,129

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,122,043

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,245,342

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	1,136,198
2,000,000	4.000		04/01/36	2,266,387
2,515,000	4.000		04/01/37	2,840,758

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,946,134
1,930,000	4.000		04/01/26	2,022,003
2,010,000	4.000		04/01/27	2,104,799

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,104,503

St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,759,497

St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(a)
1,280,000	5.000		07/01/23	1,319,252

St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
800,000	3.000		04/01/22	809,143
800,000	3.000	(a)	04/01/23	808,317

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
$2,710,000	5.000%		02/15/27	$3,261,480

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,512,567
1,390,000	5.000		04/15/26	1,640,589

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,100,402
2,595,000	4.000	(a)	02/15/35	2,854,434

St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000		03/15/39	1,996,222

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,131,494
1,000,000	4.000		04/01/30	1,130,066

Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,947,238
1,840,000	4.000		03/01/34	2,074,484

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	906,807

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,007,037

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	400,620
535,000	4.000		03/01/26	608,768
555,000	4.000		03/01/27	644,657
450,000	4.000	(a)	03/01/35	505,976
500,000	4.000	(a)	03/01/37	556,473
755,000	4.000	(a)	03/01/39	837,823

Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	533,668
560,000	3.000		03/01/37	596,650

Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,748,759

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	583,666
890,000	4.000		03/01/33	1,036,997

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,295,285
1,000,000	4.000	(a)	08/01/26	1,116,976

The accompanying notes are an integral part of these financial statements.	55

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
$2,000,000	0.000%		03/01/26	$1,867,442
2,095,000	0.000		03/01/27	1,886,203

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,634,880

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,988,841
1,800,000	4.000		04/01/33	1,976,460
1,800,000	4.000		04/01/34	1,974,432

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
565,000	5.000		04/01/24	625,573
990,000	4.000	(a)	04/01/25	1,070,092

				337,607,448

North Dakota(a) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,410,058
320,000	3.150		01/01/36	330,941

				2,740,999

Ohio(a) – 0.8%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,502,559

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	767,974

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	682,542

				2,953,075

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $365,027,383)				$381,012,408

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund — Premier Class
1,170,344	0.025%	$1,170,344
(Cost $1,170,344)

TOTAL INVESTMENTS – 99.4%
(Cost $366,197,727)		$382,182,752

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,498,210

NET ASSETS – 100.0%		$384,680,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
Non-ACE	—Non-AdjustCurrent Earnings
Non-AMT	—Non-AlternativeMinimum Tax
NR	—NotRated

56	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

Lease	34.1%	28.8%
General Obligation	30.1	24.2
Hospital	8.4	9.9
Higher Education	5.6	9.1
Limited Tax	5.5	4.5
Water/Sewer	3.7	3.8
Single Family Housing	3.6	4.1
Transportation	3.6	2.3
Power	2.6	2.7
Crossover	1.1	1.1
Prerefunded/Escrow to Maturity	0.4	4.1
Multi Family Housing	0.4	0.1
Investment Company	0.3	3.6
Not For Profit	—	1.6

TOTAL INVESTMENTS	99.4%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	57

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2021 (Unaudited)

The following is performance information for The Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Kansas Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2011 through October 31, 2021.

Average Annual Total Return through October 31, 2021	One Year	Five Years	Ten Years

Kansas Tax-Free Intermediate Bond Fund(a)	0.64%	2.38%	2.77%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2021

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 97.8%
Alabama(a) – 1.4%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%	12/01/35	$1,127,420
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding—Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000	12/01/31	1,286,120

			2,413,540

California(b) – 2.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000	07/01/27	617,938
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000	08/01/28	1,798,307
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	2,238,090

			4,654,335

Georgia(a) – 0.6%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000	06/15/34	978,683

Illinois(a) – 1.7%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000	01/01/33	1,145,931
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000	12/01/36	1,965,107

			3,111,038

Indiana(a) – 2.2%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000	01/15/35	508,324
Greene County Hospital Association Revenue Bonds (Lease Rental Revenue Refunding) Series 2021 (A+/NR)
1,415,000	3.000	08/01/37	1,507,403
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)
550,000	3.000	08/01/34	589,886
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000	07/15/30	1,231,422

			3,837,035

Kansas – 84.5%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000	12/01/22	3,601,841

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
$ 560,000	5.000%		09/01/27	$675,278
585,000	5.000		09/01/28	717,820
415,000	5.000	(a)	09/01/29	520,556
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	897,684
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	972,626
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,580,497
1,600,000	3.000		09/01/34	1,798,922
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,158,311
500,000	4.000		09/01/31	575,494
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding—Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,562,125
1,305,000	4.000	(a)	09/01/28	1,522,868
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,125,661
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	689,950
600,000	4.000		12/01/29	698,636
650,000	4.000		12/01/30	750,953
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	770,892
740,000	4.000	(a)	09/01/28	868,118
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
305,000	3.000		09/01/22	311,735
525,000	3.000		09/01/23	549,254
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,377,743
1,000,000	3.000		11/01/30	1,089,018
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (NR/NR)(a)(c)
2,000,000	5.000		11/15/22	2,098,232
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	585,556
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	539,044

The accompanying notes are an integral part of these financial statements.	59

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a) – (continued)
$ 350,000	3.000%		10/01/28	$378,567
300,000	3.000		10/01/29	322,696
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	626,169
445,000	3.000		08/01/28	491,391
525,000	3.000		08/01/29	576,677
650,000	3.000		08/01/32	715,496
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)(c)
2,000,000	2.000		08/15/28	2,055,548
County of Sumner KS GO Bonds Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	1,038,806
955,000	3.000		10/01/35	1,069,735
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,709,108
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a) (continued)
1,000,000	5.000		08/01/44	1,214,993
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	406,683
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,211,461
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,741,881
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	2,891,313
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,135,488
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
310,000	5.000	(c)	12/01/25	365,853
380,000	4.000		12/01/26	431,999
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(c)
865,000	3.661		09/01/25	945,074
Goddard KS GO Bonds Series 2019-1 (NR/NR)(a)
1,000,000	3.000		12/01/22	1,002,247
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,154,100
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,198,906
1,000,000	3.500	(a)	09/01/30	1,083,995

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
$1,000,000	4.000%	09/01/33	$1,131,075
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,333,277
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000	09/01/23	1,030,221
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,500,880
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,668,376
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,141,006
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,143,598
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	723,013
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(c)
1,000,000	4.000	10/01/25	1,135,517
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
700,000	4.000	04/01/22	710,629
945,000	4.000	04/01/23	991,650
545,000	4.000	04/01/24	589,140
1,000,000	4.000	04/01/25	1,107,616
350,000	4.000	04/01/26	396,059
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	619,829
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
2,770,000	5.000	11/15/32	2,838,889
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000	05/01/31	1,970,005
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Wichita University Project) Series L (NR/Aa3)(a)
2,685,000	3.000	06/01/35	2,925,608
Kansas Economic Development Authority Revenue Bonds Series 2020-T (A+/A1)
1,500,000	5.000	12/01/21	1,505,793
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,449,131
1,110,000	5.000	09/01/34	1,284,319

60	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
$1,895,000	3.000%		11/01/32	$2,044,229
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,128,985
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000		04/01/30	1,063,001
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,715,000	5.000		07/01/32	2,074,312
1,335,000	4.000		07/01/37	1,510,575
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(c)	09/01/26	580,186
1,165,000	4.000		09/01/31	1,325,729
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000		09/01/22	515,576
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,142,926
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,215,785
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000		09/01/38	537,759
250,000	3.000		09/01/39	268,194
380,000	3.000		09/01/40	406,734
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a) (continued)
400,000	3.000		09/01/41	426,984
Montezuma Unified School District No. 371 GO Bonds (Refunding) Series 2021 (A/NR)(a)
1,850,000	3.000		09/01/41	1,961,308
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,612,994
1,180,000	3.000		09/01/28	1,220,919
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	618,200
350,000	3.000		09/01/38	378,303
575,000	3.000		09/01/41	615,694
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)(c)
1,930,000	4.000		09/01/22	1,990,943
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	189,255
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,982,161
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(c)
1,885,000	5.000		09/01/25	2,206,528

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
$1,000,000	4.000%		10/01/30	$1,205,077
1,000,000	4.000		10/01/31	1,217,502
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	1,038,497
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(c)	09/01/24	1,653,027
800,000	4.000		09/01/25	878,698
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,610,460
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,486,460
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	331,445
715,000	4.000	(a)	09/01/29	833,929
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	985,398
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	437,536
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,040,300
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,156,522
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(c)
700,000	4.000		09/01/25	792,875
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	541,249
1,000,000	4.000		09/01/31	1,114,767
1,065,000	5.000		09/01/32	1,228,993
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	445,120
450,000	3.000		09/01/23	472,312
490,000	3.000		09/01/25	534,940
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	696,483
650,000	4.000		09/01/30	749,336
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,943,103
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	1,014,523

The accompanying notes are an integral part of these financial statements.	61

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
$1,000,000	5.000%		09/01/27	$1,231,099
1,250,000	5.000	(a)	09/01/32	1,526,862
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,867,756
1,930,000	5.000	(a)	09/01/48	2,340,878
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
460,000	3.000		07/01/22	468,472
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	557,728
515,000	4.000		07/01/27	594,236
555,000	4.000		07/01/29	653,726
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	692,303
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	1,051,336
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,217,698
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	456,131
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,819,177
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000		09/01/22	545,932
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,121,966
1,000,000	4.250		09/01/39	1,087,531
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	1,050,820
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
500,000	5.500		09/01/26	612,822

				150,324,936

Michigan(a) – 1.0%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900		06/01/28	1,785,980

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000		07/01/35	1,070,192

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
$1,000,000	4.000%	12/01/42	$1,102,243

Texas(a) – 1.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,167,077
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa3)
1,090,000	4.000	08/01/35	1,229,477

			2,396,554

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	709,139
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	522,834

			1,231,973

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,133,026

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $165,875,172)			$174,039,535

Shares	Dividend Rate		Value

Investment Company – 1.6%
State Street Institutional US Government Money Market Fund — Premier Class
2,821,868	0.025%		$2,821,868
(Cost $2,821,868)

TOTAL INVESTMENTS – 99.4%
(Cost $168,697,040)			$176,861,403

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,056,172

NET ASSETS – 100.0%			$177,917,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

62	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2021

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
GO	—GeneralObligation
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 10/31/21	AS OF 10/31/20

General Obligation	42.9%	44.8%
Lease	14.6	15.7
Prerefunded/Escrow to Maturity	13.0	6.8
Hospital	8.2	11.3
Water/Sewer	5.7	5.3
Higher Education	5.6	3.1
Transportation	3.1	3.7
Limited Tax	2.5	1.6
Investment Company	1.6	5.7
Power	1.2	1.2
Single Family Housing	1.0	1.4
Crossover	—	0.3

TOTAL INVESTMENTS	99.4%	100.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	63

THE COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2021

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Assets:
Investments at value (identified cost $128,378,695, $265,853,677, $220,162,457 and $1,171,823,193, respectively)	$235,697,295	$345,980,045	$316,949,045	$1,234,403,713
Receivables:
Interest and dividends	29,328	576,096	34,793	7,388,820
Fund shares sold	172,721	216,387	191,153	1,322,298
Other	7,343	10,590	9,966	37,550

Total Assets	235,906,687	346,783,118	317,184,957	1,243,152,381

Liabilities:
Payables:
Dividends	—	—	—	1,802,385
Fund shares redeemed	19,046	114,747	97,192	337,619
Investments purchased on an extended settlement basis	—	—	—	6,498,695
Advisory fees	76,983	86,775	121,698	371,032
Deferred trustee fees	57,140	75,600	46,688	360,999
Administrative fees	26,463	39,772	35,995	143,342
Accrued expenses	63,760	97,152	68,750	193,601

Total Liabilities	243,392	414,046	370,323	9,707,673

Net Assets:
Paid-in capital	86,226,067	255,799,402	168,317,664	1,171,173,309
Total distributable earnings	149,437,228	90,569,670	148,496,970	62,271,399

Net Assets	$235,663,295	$346,369,072	$316,814,634	$1,233,444,708

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,178,929	9,566,629	5,327,076	59,737,763
Net asset value (net assets/shares outstanding)	$56.39	$36.21	$59.47	$20.65

64	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2021

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $59,815,418, $445,613,453, $366,197,727 and $168,697,040, respectively)	$60,380,684	$464,451,529	$382,182,752	$176,861,403
Receivables:
Interest and dividends	113,972	4,634,681	2,908,294	1,393,231
Investments sold on an extended settlement basis	—	29,609	—	—
Fund shares sold	398,923	116,715	797,820	53,542
Investments sold	1,076,016	—	—	—
Reimbursement from adviser	19,425	—	—	6,024
Other	2,243	14,135	12,235	5,661

Total Assets	61,991,263	469,246,669	385,901,101	178,319,861

Liabilities:
Payables:
Dividends	19,344	539,539	510,780	212,253
Fund shares redeemed	31,191	819,609	338,377	1,836
Investments purchased on an extended settlement basis	—	5,828,268	—	—
Advisory fees	26,388	127,504	111,930	65,769
Deferred trustee fees	50,694	113,506	121,919	47,456
Administrative fees	7,257	53,778	45,212	20,833
Accrued expenses	61,976	96,013	91,921	54,139

Total Liabilities	196,850	7,578,217	1,220,139	402,286

Net Assets:
Paid-in capital	66,624,746	438,290,568	371,315,515	169,834,814
Total distributable earnings (loss)	(4,830,333)	23,377,884	13,365,447	8,082,761

Net Assets	$61,794,413	$461,668,452	$384,680,962	$177,917,575

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,666,564	22,741,457	19,251,972	8,924,188
Net asset value (net assets/shares outstanding)	$16.85	$20.30	$19.98	$19.94

The accompanying notes are an integral part of these financial statements.	65

THE COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2021

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Investment Income:
Dividends	$1,850,077	$9,830,733	$2,622,601	$8,747
Interest	—	—	—	34,500,983

Total Investment Income	1,850,077	9,830,733	2,622,601	34,509,730

Expenses:
Advisory fees	902,791	950,558	1,471,229	4,386,280
Administration fees	310,335	435,672	436,985	1,697,454
Custody, accounting and administrative services	92,233	96,672	100,944	245,683
Transfer Agent fees	71,239	92,289	53,843	78,033
Professional fees	52,402	59,196	63,838	196,382
Shareholder servicing fees	39,990	380,883	76,409	545,343
Registration fees	20,251	24,033	25,580	32,299
Trustee fees	19,481	25,837	27,846	108,513
Printing and mailing fees	7,413	15,893	10,167	29,239
Other	21,428	22,825	24,229	51,831

Total Expenses	1,537,563	2,103,858	2,291,070	7,371,057

Net Investment Income	$312,514	$7,726,875	$331,531	$27,138,673

Realized and unrealized gain (loss)
Net realized gain	41,861,260	17,517,239	51,613,208	10,603,290
Net change in unrealized gain (loss)	31,483,401	68,712,789	38,849,901	(19,303,225)

Net realized and unrealized gain (loss)	73,344,661	86,230,028	90,463,109	(8,699,935)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,657,175	$93,956,903	$90,794,640	$18,438,738

66	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2021

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$1,063,311	$9,556,666	$9,279,478	$3,997,981
Dividends	465	8,295	2,472	1,606

Total Investment Income	1,063,776	9,564,961	9,281,950	3,999,587

Expenses:
Advisory fees	337,168	1,495,665	1,327,756	789,904
Administration fees	92,721	630,116	537,766	251,391
Custody, accounting and administrative services	105,035	174,051	149,099	106,358
Transfer Agent fees	36,008	45,833	49,333	38,316
Professional fees	32,710	81,168	76,638	51,527
Shareholder servicing fees	47,233	63,521	127,758	35,416
Registration fees	18,512	26,033	22,847	8,951
Trustee fees	5,952	39,913	33,820	16,004
Printing and mailing fees	2,649	8,662	7,659	3,890
Other	17,165	27,801	25,834	19,913

Total Expenses	695,153	2,592,763	2,358,510	1,321,670
Less — expense reductions	(236,604)	—	—	(41,861)

Net Expenses	458,549	2,592,763	2,358,510	1,279,809

Net Investment Income	$605,227	$6,972,198	$6,923,440	$2,719,778

Realized and unrealized gain (loss)
Net realized gain (loss)	(15,092)	4,165,365	55,227	14,635
Net change in unrealized loss	(925,133)	(6,496,079)	(2,878,423)	(1,588,448)

Net realized and unrealized loss	(940,225)	(2,330,714)	(2,823,196)	(1,573,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(334,998)	$4,641,484	$4,100,244	$1,145,965

The accompanying notes are an integral part of these financial statements.	67

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations:
Net investment income	$312,514	$732,604	$7,726,875	$7,883,182
Net realized gain (loss)	41,861,260	8,334,340	17,517,239	(7,553,727)
Net change in unrealized gain (loss)	31,483,401	26,821,675	68,712,789	(23,337,112)

Net increase (decrease) in net assets from operations	73,657,175	35,888,619	93,956,903	(23,007,657)

Distributions to Shareholders:

From distributable earnings	(9,058,201)	(10,013,406)	(7,384,130)	(21,858,052)

From Share Transactions:
Proceeds from sales of shares	21,652,985	54,247,168	74,711,226	80,140,025
Reinvestment of distributions	2,398,802	2,708,119	3,374,034	11,005,675
Cost of shares redeemed	(63,689,649)	(40,307,378)	(60,435,242)	(91,115,520)

Net (decrease) increase in net assets resulting from share transactions	(39,637,862)	16,647,909	17,650,018	30,180

TOTAL INCREASE (DECREASE)	24,961,112	42,523,122	104,222,791	(44,835,529)

Net Assets:
Beginning of year	210,702,183	168,179,061	242,146,281	286,981,810
End of year	$235,663,295	$210,702,183	$346,369,072	$242,146,281

68	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The Bond Fund
	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations:
Net investment income	$331,531	$662,550	$27,138,673	$31,460,361
Net realized gain	51,613,208	12,993,742	10,603,290	4,322,933
Net change in unrealized gain (loss)	38,849,901	17,785,709	(19,303,225)	22,642,628

Net increase (decrease) in net assets from operations	90,794,640	31,442,001	18,438,738	58,425,922

Distributions to Shareholders:

From distributable earnings	(13,614,699)	(14,509,824)	(31,486,220)	(34,901,218)

From Share Transactions:
Proceeds from sales of shares	27,336,742	87,382,310	213,660,945	238,989,135
Reinvestment of distributions	2,449,480	3,228,475	9,016,804	9,489,523
Cost of shares redeemed	(84,479,253)	(35,911,766)	(252,912,347)	(192,656,377)

Net increase (decrease) in net assets resulting from share transactions	(54,693,031)	54,699,019	(30,234,598)	55,822,281

TOTAL INCREASE (DECREASE)	22,486,910	71,631,196	(43,282,080)	79,346,985

Net Assets:
Beginning of year	294,327,724	222,696,528	1,276,726,788	1,197,379,803
End of year	$316,814,634	$294,327,724	$1,233,444,708	$1,276,726,788

The accompanying notes are an integral part of these financial statements.	69

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Short-Term Government Fund		The National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations:
Net investment income	$605,227	$895,506	$6,972,198	$7,803,317
Net realized gain (loss)	(15,092)	694,871	4,165,365	980,342
Net change in unrealized gain (loss)	(925,133)	131,946	(6,496,079)	7,445,484

Net increase (decrease) in net assets from operations	(334,998)	1,722,323	4,641,484	16,229,143

Distributions to Shareholders:
From distributable earnings	(1,147,407)	(1,334,378)	(7,981,503)	(9,309,049)
Return of Capital	(55,526)	—	—	—

Total distribution to shareholders	(1,202,933)	(1,334,378)	(7,981,503)	(9,309,049)

From Share Transactions:
Proceeds from sales of shares	27,795,544	49,970,331	58,627,307	92,206,963
Reinvestment of distributions	791,478	798,690	399,014	398,050
Cost of shares redeemed	(33,626,852)	(41,488,722)	(53,405,200)	(53,930,216)

Net increase (decrease) in net assets resulting from share transactions	(5,039,830)	9,280,299	5,621,121	38,674,797

TOTAL INCREASE (DECREASE)	(6,577,761)	9,668,244	2,281,102	45,594,891

Net Assets:
Beginning of year	68,372,174	58,703,930	459,387,350	413,792,459
End of year	$61,794,413	$68,372,174	$461,668,452	$459,387,350

70	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Missouri Tax-Free Intermediate Bond Fund		The Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations:
Net investment income	$6,923,440	$7,179,431	$2,719,778	$3,068,496
Net realized gain	55,227	152,108	14,635	39,026
Net change in unrealized gain (loss)	(2,878,423)	3,858,813	(1,588,448)	2,755,675

Net increase in net assets from operations	4,100,244	11,190,352	1,145,965	5,863,197

Distributions to Shareholders:

From distributable earnings	(6,903,729)	(7,146,099)	(2,707,051)	(3,038,602)

From Share Transactions:
Proceeds from sales of shares	53,360,400	56,742,123	20,733,858	29,488,363
Reinvestment of distributions	805,564	819,494	187,290	209,207
Cost of shares redeemed	(49,321,855)	(44,804,738)	(23,794,374)	(10,901,400)

Net increase (decrease) in net assets resulting from share transactions	4,844,109	12,756,879	(2,873,226)	18,796,170

TOTAL INCREASE (DECREASE)	2,040,624	16,801,132	(4,434,312)	21,620,765

Net Assets:
Beginning of year	382,640,338	365,839,206	182,351,887	160,731,122
End of year	$384,680,962	$382,640,338	$177,917,575	$182,351,887

The accompanying notes are an integral part of these financial statements.	71

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	The Growth Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$42.32	$37.43	$34.61	$33.21	$27.83

Net investment income(a)	0.07	0.15	0.21	0.23	0.24

Net realized and unrealized gain	15.90	6.95	5.69	3.04	6.77

Total from investment operations	15.97	7.10	5.90	3.27	7.01

Distributions to shareholders from net investment income	(0.15)	(0.19)	(0.22)	(0.23)	(0.24)

Distributions to shareholders from net realized gains	(1.75)	(2.02)	(2.86)	(1.64)	(1.39)

Total distributions	(1.90)	(2.21)	(3.08)	(1.87)	(1.63)

Net asset value, end of year	$56.39	$42.32	$37.43	$34.61	$33.21

Total return(b)	38.86%	19.89%	19.10%	10.23%	26.67%

Net assets, end of year (in 000s)	$235,663	$210,702	$168,179	$123,768	$117,301

Ratio of net expenses to average net assets	0.68%	0.71%	0.75%	0.76%	0.78%

Ratio of total expenses to average net assets	0.68%	0.71%	0.75%	0.76%	0.78%

Ratio of net investment income to average net assets	0.14%	0.38%	0.61%	0.67%	0.81%

Portfolio turnover rate	39%	37%	39%	45%	34%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

72	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Value Fund
	Year End October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$26.84	$31.50	$30.97	$33.02	$29.98

Net investment income(a)	0.82	0.84	0.76	0.81	0.87

Net realized and unrealized gain (loss)	9.34	(3.14)	3.32	1.20	3.63

Total from investment operations	10.16	(2.30)	4.08	2.01	4.50

Distributions to shareholders from net investment income	(0.79)	(0.82)	(0.79)	(0.80)	(0.87)

Distributions to shareholders from net realized gains	—	(1.54)	(2.76)	(3.26)	(0.59)

Total distributions	(0.79)	(2.36)	(3.55)	(4.06)	(1.46)

Net asset value, end of year	$36.21	$26.84	$31.50	$30.97	$33.02

Total return(b)	38.10%	(7.69)%	14.65%	6.22%	15.29%

Net assets, end of year (in 000s)	$346,369	$242,146	$286,982	$221,189	$250,755

Ratio of net expenses to average net assets	0.66%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.66%	0.71%	0.71%	0.79%	0.74%

Ratio of net investment income to average net assets	2.44%	2.99%	2.52%	2.56%	2.73%

Portfolio turnover rate	29%	54%	36%	49%	47%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	73

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The MidCap Growth Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$46.51	$43.88	$40.44	$40.46	$34.64

Net investment income(a)	0.06	0.11 (b)	0.14	0.18	0.20

Net realized and unrealized gain	15.06	5.36	7.00	2.58	7.43

Total from investment operations	15.12	5.47	7.14	2.76	7.63

Distributions to shareholders from net investment income	(0.10)	(0.14)	(0.17)	(0.20)	(0.18)

Distributions to shareholders from net realized gains	(2.06)	(2.70)	(3.53)	(2.58)	(1.63)

Total distributions	(2.16)	(2.84)	(3.70)	(2.78)	(1.81)

Net asset value, end of year	$59.47	$46.51	$43.88	$40.44	$40.46

Total return(c)	33.46%	13.08%	19.76%	7.04%	23.03%

Net assets, end of year (in 000s)	$316,815	$294,328	$222,697	$161,719	$150,539

Ratio of net expenses to average net assets	0.72%	0.77%	0.81%	0.83%	0.82%

Ratio of total expenses to average net assets	0.72%	0.77%	0.81%	0.83%	0.82%

Ratio of net investment income to average net assets	0.10%	0.26%	0.33%	0.44%	0.55%

Portfolio turnover rate	36%	69%	53%	71%	58%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Bond Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$20.85	$20.46	$19.05	$20.04	$20.22

Net investment income(a)	0.46	0.53	0.60	0.59	0.60

Net realized and unrealized gain (loss)	(0.13)	0.44	1.45	(0.94)	(0.12)

Total from investment operations	0.33	0.97	2.05	(0.35)	0.48

Distributions to shareholders from net investment income	(0.53)	(0.58)	(0.64)	(0.64)	(0.65)

Distributions to shareholders from net realized gains	—	—	—	—	(0.01)

Total distributions	(0.53)	(0.58)	(0.64)	(0.64)	(0.66)

Net asset value, end of year	$20.65	$20.85	$20.46	$19.05	$20.04

Total return(b)	1.60%	4.82%	10.90%	(1.80)%	2.44%

Net assets, end of year (in 000s)	$1,233,445	$1,276,727	$1,197,380	$1,094,903	$1,078,318

Ratio of net expenses to average net assets	0.60%	0.61%	0.62%	0.66%	0.66%

Ratio of total expenses to average net assets	0.60%	0.61%	0.62%	0.66%	0.66%

Ratio of net investment income to average net assets	2.20%	2.55%	3.04%	3.00%	2.99%

Portfolio turnover rate	25%	20%	16%	17%	26%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	75

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Short-Term Government Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$17.25	$17.14	$16.73	$17.11	$17.34

Net investment income(a)	0.15	0.23	0.34	0.28	0.22

Net realized and unrealized gain (loss)	(0.24)	0.23	0.44	(0.35)	(0.17)

Total from investment operations	(0.09)	0.46	0.78	(0.07)	0.05

Distributions to shareholders from net investment income	(0.30)	(0.35)	(0.37)	(0.31)	(0.28)

Distributions to shareholders from return of capital	(0.01)	—	—	—	—

Total distributions	(0.31)	(0.35)	(0.37)	(0.31)	(0.28)

Net asset value, end of year	$16.85	$17.25	$17.14	$16.73	$17.11

Total return(b)	(0.56)%	2.73%	4.73%	(0.38)%	0.31%

Net assets, end of year (in 000s)	$61,794	$68,372	$58,704	$71,540	$99,011

Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.03%	1.05%	1.03%	0.92%	0.88%

Ratio of net investment income to average net assets	0.90%	1.33%	2.02%	1.64%	1.28%

Portfolio turnover rate	38%	64%	30%	17%	21%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

76	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The National Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$20.45	$20.13	$18.92	$19.63	$19.84

Net investment income(a)	0.31	0.37	0.43	0.43	0.43

Net realized and unrealized gain (loss)	(0.10)	0.39	1.23	(0.68)	(0.12)

Total from investment operations	0.21	0.76	1.66	(0.25)	0.31

Distributions to shareholders from net investment income	(0.32)	(0.37)	(0.43)	(0.43)	(0.43)

Distributions to shareholders from net realized gains	(0.04)	(0.07)	(0.02)	(0.03)	(0.09)

Total distributions	(0.36)	(0.44)	(0.45)	(0.46)	(0.52)

Net asset value, end of year	$20.30	$20.45	$20.13	$18.92	$19.63

Total return(b)	1.01%	3.82%	8.89%	(1.31)%	1.62%

Net assets, end of year (in 000s)	$461,668	$459,387	$413,792	$362,244	$338,416

Ratio of net expenses to average net assets	0.57%	0.58%	0.59%	0.59%	0.61%

Ratio of total expenses to average net assets	0.57%	0.58%	0.59%	0.59%	0.61%

Ratio of net investment income to average net assets	1.52%	1.81%	2.20%	2.21%	2.22%

Portfolio turnover rate	28%	19%	29%	33%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	77

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Missouri Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$20.12	$19.89	$18.84	$19.52	$19.68

Net investment income(a)	0.36	0.38	0.44	0.47	0.48

Net realized and unrealized gain (loss)	(0.14)	0.23	1.05	(0.68)	(0.16)

Total from investment operations	0.22	0.61	1.49	(0.21)	0.32

Distributions to shareholders from net investment income	(0.36)	(0.38)	(0.44)	(0.47)	(0.48)

Net asset value, end of year	$19.98	$20.12	$19.89	$18.84	$19.52

Total return(b)	1.07%	3.10%	7.98%	(1.09)%	1.70%

Net assets, end of year (in 000s)	$384,681	$382,640	$365,839	$339,801	$344,291

Ratio of net expenses to average net assets	0.60%	0.62%	0.64%	0.63%	0.64%

Ratio of total expenses to average net assets	0.60%	0.62%	0.64%	0.63%	0.64%

Ratio of net investment income to average net assets	1.77%	1.91%	2.26%	2.46%	2.50%

Portfolio turnover rate	15%	13%	25%	18%	15%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

78	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of year	$20.11	$19.77	$18.75	$19.35	$19.57

Net investment income(a)	0.30	0.36	0.43	0.42	0.43

Net realized and unrealized gain (loss)	(0.17)	0.34	1.02	(0.60)	(0.22)

Total from investment operations	0.13	0.70	1.45	(0.18)	0.21

Distributions to shareholders from net investment income	(0.30)	(0.36)	(0.43)	(0.42)	(0.43)

Net asset value, end of year	$19.94	$20.11	$19.77	$18.75	$19.35

Total return(b)	0.64%	3.54%	7.80%	(0.94)%	1.09%

Net assets, end of year (in 000s)	$177,918	$182,352	$160,731	$147,495	$140,555

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.72%	0.75%	0.79%	0.77%	0.81%

Ratio of net investment income to average net assets	1.49%	1.79%	2.23%	2.21%	2.22%

Portfolio turnover rate	13%	16%	14%	8%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	79

THE COMMERCE FUNDS

Notes to Financial Statements

October 31, 2021

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): The Growth Fund, The Value Fund, The MidCap Growth Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, which are classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.   Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.   Investment Income and Investments — Investment income is comprised of interest income, and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.   Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.   Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.   Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.   Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of 10/31/21.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2021:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$226,556,951	$—	$—
Investment Company	1,875,104	—	—
Exchange Traded Fund	7,265,240	—	—

Total	$235,697,295	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$332,483,515	$—	$—
Exchange Traded Fund	11,517,800	—	—
Investment Company	1,978,730	—	—

Total	$345,980,045	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$302,701,170	$—	$—
Exchange Traded Fund	8,132,341	—	—
Investment Company	6,115,534	—	—

Total	$316,949,045	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$1,062,546	$620,175,860	$—
Mortgage-Backed Obligations	—	129,986,016	—
Asset-Backed Securities	—	222,117,114	—
Municipal Bond Obligations	—	114,820,375	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	96,504,999	23,565,111	—
Investment Company	26,171,692	—	—

Total	$123,739,237	$1,110,664,476	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,024,856	$—
Mortgage-Backed Obligations	—	34,830,681	—
U.S. Treasury Obligations and/or other U.S Government Agencies	15,531,231	6,574,847	—
Investment Company	2,419,069	—	—

Total	$17,950,300	$42,430,384	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$435,297,641	$—
Corporate Obligations	—	5,182,412	—
Investment Company	23,971,476	—	—

Total	$23,971,476	$440,480,053	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$381,012,408	$—
Investment Company	1,170,344	—	—

Total	$1,170,344	$381,012,408	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$174,039,535	$—
Investment Company	2,821,868	—	—

Total	$2,821,868	$174,039,535	$—

For further information regarding security characteristics, see the Schedule of Investments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.   Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for The Growth and The Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2021, the effective advisory fees were 0.40%, 0.30%, 0.46%, 0.36%, 0.50%, 0.33%, 0.34% and 0.43%, for The Growth, The Value, The MidCap Growth, The Bond, The Short-Term Government, The National Tax-Free Intermediate Bond, The Missouri Tax-Free Intermediate Bond and The Kansas Tax-Free Intermediate Bond Funds, respectively.

B.   Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.   Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.   Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except The MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

average net assets of The Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2022. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2021.

E.   Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$86,599,572	$—	$137,456,514

Value	—	104,748,238	—	88,131,230

MidCap Growth	—	113,678,033	—	186,718,763

Bond	88,172,424	213,869,524	126,284,376	175,956,146

Short-Term Government	16,426,917	8,233,914	27,119,495	4,015,386

National Tax-Free Intermediate Bond	—	149,678,619	—	118,651,790

Missouri Tax-Free Intermediate Bond	—	76,669,639	—	57,345,295

Kansas Tax-Free Intermediate Bond	—	28,289,359	—	23,246,975

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2021 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$730,452	$7,384,130	$524,922	$31,486,220
Net long-term capital gains	8,327,749	—	13,089,777	—
Total taxable distributions	$9,058,201	$7,384,130	$13,614,699	$31,486,220

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

6. TAX INFORMATION (continued)

	Short-Term Government		National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income		$1,147,407	$371,933	$19,474	$27,337
Net long-term capital gains		—	978,345	—	—
Total taxable distributions		1,147,407	1,350,278	19,474	27,337
Total tax-exempt income distributions	$		$6,631,225	$6,884,255	$2,679,714
Tax return of capital		$55,526	$—	$—	$—

The tax character of distributions paid during the fiscal year ended October 31, 2020 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$918,204	$9,205,937	$2,650,864	$34,901,218
Net long-term capital gains	9,095,202	12,652,115	11,858,960	—
Total taxable distributions	$10,013,406	$21,858,052	$14,509,824	$34,901,218

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,334,378	$855,826	$145,110	$61,303
Net long-term capital gains	—	1,124,105	—	—
Total taxable distributions	$1,334,378	$1,979,931	$145,110	$61,303
Total tax-exempt income distributions	$—	$7,329,118	$7,000,989	$2,977,299

As of October 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$7,375,198	$5,426,296	$15,917,979	$2,489,383
Undistributed long-term capital gains	34,791,115	5,113,145	35,839,997	5,305,944
Total undistributed earnings	$42,166,313	$10,539,441	$51,757,976	$7,795,327
Capital loss carryforward	—	—	—	—
Timing differences (dividends payable, deferred trustees’ fees)	(46,788)	(73,542)	(47,581)	(2,117,789)
Unrealized gains (losses) — net	107,317,703	80,103,771	96,786,575	56,593,861
Total accumulated gains (losses) — net	$149,437,228	$90,569,670	$148,496,970	$62,271,399

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed tax-exempt income	$—	$1,057,308	$669,947	$284,953
Undistributed long-term capital gains	—	4,166,082	—	—
Total undistributed earnings	$—	$5,223,390	$669,947	$284,953
Capital loss carryforward(1)	(5,329,594)	—	(2,869,511)	(173,925)
Timing differences (dividends payable, deferred trustees’ fees)	(48,798)	(627,863)	(599,898)	(248,820)
Unrealized gains (losses) — net	548,059	18,782,357	16,164,909	8,220,553
Total accumulated gains (losses) — net	$(4,830,333)	$23,377,884	$13,365,447	$8,082,761

	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:(1)
Perpetual Short-term	$(589,495)	$(509,135)	$—
Perpetual Long-term	(4,740,099)	(2,360,376)	(173,925)
Total capital loss carryforwards:	$(5,329,594)	$(2,869,511)	$(173,925)
(1)	The Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds utilized $1,557,868, $51,123 and $14,635, respectively, of capital losses in the current fiscal year.

As of October 31, 2021 the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$128,379,592	$265,876,274	$220,162,470	$1,177,809,852
Gross unrealized gain	108,843,628	83,739,332	101,246,615	64,653,969
Gross unrealized loss	(1,525,925)	(3,635,561)	(4,460,040)	(8,060,108)
Net unrealized security gain	$107,317,703	$80,103,771	$96,786,575	$56,593,861

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$59,832,625	$445,669,172	$366,017,843	$168,640,850
Gross unrealized gain	942,603	19,717,905	17,004,536	8,478,570
Gross unrealized loss	(394,544)	(935,548)	(839,627)	(258,017)
Net unrealized security gain	$548,059	$18,782,357	$16,164,909	$8,220,553

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond, The National Tax-Free Intermediate Bond, The Missouri Tax-Free Intermediate Bond and The Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in `a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

7. OTHER RISKS (continued)

Non-Diversified Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds are classified as non-diversified funds under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

THE COMMERCE FUNDS

9. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU No. 2020-04 provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM and Commerce are currently evaluating the impact, if any, of applying ASU 2020-04.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	443,948	1,440,977
Reinvestment of distributions	53,142	73,508
Shares redeemed	(1,296,453)	(1,029,646)

Net Increase (Decrease)	(799,363)	484,839

	The Value Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	2,262,170	2,856,846
Reinvestment of distributions	100,407	379,171
Shares redeemed	(1,819,312)	(3,324,151)

Net Increase (Decrease)	543,265	(88,134)

	The MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	510,402	2,037,222
Reinvestment of distributions	49,502	75,741
Shares redeemed	(1,560,842)	(859,916)

Net Increase (Decrease)	(1,000,938)	1,253,047

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2021

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Bond Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	10,252,864	11,606,927
Reinvestment of distributions	432,577	459,166
Shares redeemed	(12,172,334)	(9,374,213)

Net Increase (Decrease)	(1,486,893)	2,691,880

	The Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	1,626,294	2,894,048
Reinvestment of distributions	46,295	46,322
Shares redeemed	(1,969,117)	(2,402,091)

Net Increase (Decrease)	(296,528)	538,279

	The National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	2,862,702	4,548,409
Reinvestment of distributions	19,468	19,644
Shares redeemed	(2,604,749)	(2,661,729)

Net Increase	277,421	1,906,324

	The Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	2,640,895	2,826,293
Reinvestment of distributions	39,928	40,810
Shares redeemed	(2,445,369)	(2,245,951)

Net Increase	235,454	621,152

THE COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	1,027,266	1,473,949
Reinvestment of distributions	9,304	10,451
Shares redeemed	(1,179,269)	(548,379)

Net Increase (Decrease)	(142,699)	936,021

THE COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees of

The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Growth Fund, The Value Fund, The MidCap Growth Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund, and The Kansas Tax-Free Intermediate Bond Fund (the Funds), each a series of The Commerce Funds, including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2021, by correspondence with custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce Funds since 1994.

Boston, Massachusetts

December 20, 2021

THE COMMERCE FUNDS

Liquidity Risk Management Program (Unaudited)

The Trust, on behalf of each Fund, has adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by rule 22e-4 under the Act (the “Rule”). The Program seeks to assess, manage and review the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund (“Liquidity Risk”).

The Board has appointed Commerce, as the program administrator for the Program. Commerce has delegated oversight of the Program to its Liquidity Committee (the “Committee”).

At a meeting held on May 18, 2021, the Board received and reviewed the annual written report of the Committee, on behalf of Commerce (the “Report”), concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund. Such information and factors included, among other things: (i) the methodology and inputs used to classify the liquidity of each Fund’s portfolio investments and the Committee’s assessment that each Fund’s strategy was appropriate for an open-end mutual fund; (ii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value) and that none of the Funds engaged in lending for investment purposes or invested in derivatives; (iii) historical information and short- and long-term projections relating to redemptions and shareholder concentration in each Fund; (iv) that none of the Funds had breached the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit; (v) the functioning of the framework and technologies used to assess, manage, and periodically review each Fund’s Liquidity Risk; and (vi) that each Fund was not required by the Rule to establish a highly liquid investment minimum (“HLIM”) but that the Trust had established for each Fund a HLIM of 10%, which no Fund had exceeded during the Reporting Period. The Report also indicated that there were no changes made to the Program during the Reporting Period.

Based on the review, the Report concluded that the Program was being implemented effectively and reasonably designed to assess and manage Liquidity Risk in each Fund’s portfolio.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 through October 31, 2021, which represents a period of 184 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/21	Ending Account Value 10/31/21		Expenses Paid for the 6 months ended 10/31/21*	Beginning Account Value 5/1/21	Ending Account Value 10/31/21		Expenses Paid for the 6 months ended 10/31/21*	Beginning Account Value 5/1/21	Ending Account Value 10/31/21		Expenses Paid for the 6 months ended 10/31/21*	Beginning Account Value 5/1/21	Ending Account Value 10/31/21		Expenses Paid for the 6 months ended 10/31/21*

	The Growth Fund				The Value Fund				The MidCap Growth Fund				The Bond Fund
Share Class
Actual	$1,000.00	$1,119.70		$3.63	$1,000.00	$1,049.20		$3.41	$1,000.00	$1,066.70		$3.75	$1,000.00	$1,012.20		$2.99
Hypothetical 5% return	1,000.00	1021.78	+	3.46	1,000.00	1021.88	+	3.36	1,000.00	1021.58+		3.67	1,000.00	1022.23	+	3.01

	The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund				The Kansas Tax-Free Intermediate Bond Fund
Share Class
Actual	$1,000.00	$993.50		$3.42	$1,000.00	$999.00		$2.87	$1,000.00	$998.40		$3.02	$1,000.00	$997.60		$3.52
Hypothetical 5% return	1,000.00	1021.78	+	3.46	1,000.00	1022.33	+	2.91	1,000.00	1022.18	+	3.06	1,000.00	1021.68	+	3.57

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth Fund	0.68%	Short Term Government Fund	0.68%
Value Fund	0.66	National Tax-Free Intermediate Bond Fund	0.57
MidCap Growth Fund	0.72	Missouri Tax-Free Intermediate Bond Fund	0.60
Bond Fund	0.59	Kansas Tax-Free Intermediate Bond Fund	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. The table below shows the Trustees and officers as of November 16, 2021. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]

Scott D. Monette c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 60	Trustee	Since 2017	Chief Executive Officer, Big Heart Wines LLC, since 2013; Director, Spartan Light Metal Products, Inc., since 2014; Chief Financial Officer, from 2011 to 2013, Corporate Vice President, Treasurer and Corporate Development Officer, from 2001 to 2011, Ralcorp Holdings, Inc. (food manufacturing).	8	None

*Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 74	Lead Independent Trustee	Since 2003	Retired. Former Partner and Managing Partner of KPMG LLP, from 1979 until September 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, NPC International Inc. (restaurant and business), from 2006 to December 2011 and from 2012 to 2018; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

THE COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Independent Trustees (continued)

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Erika Z. Schenk c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 49	Trustee	Since 2017	General Counsel and Vice President of Compliance, World Wide Technology, Inc., (technology solutions and services) since 2014; Senior Counsel, The Boeing Company (aerospace manufacturing), from 2011 to 2014.	8	None

Interested Trustees

**V. Raymond Stranghoener c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 70	Chair of the Board	Since 2018	Executive Vice President of Commerce Bancshares, since 2018; Non-Executive Chairman, since 2018, Chairman and CEO, from 2016 to 2018, President and CEO, from 1999 to 2016, Commerce Trust Company.	8	None

***J.J. Landers Carnal c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Age: 65	Trustee	Since 2021	President of Commerce Investment Advisors, Inc. (CIA) since 2008, CIA Chief Investment Officer from 2001 to 2021, Executive Vice-President of Commerce Trust Company (CTC) since 2000, Senior Advisor to the CEO of CTC since 2021, CTC Chief Investment Officer from 2001 to 2021	8	A member of the CIA board of directors since 2001

[1]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee dies, resigns or is removed by at least two-thirds of the Board in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years, unless the Board, in its discretion, votes to retain a Trustee; or (d) the Trust terminates.

[2]	The “Fund Complex” consists of the Trust.

[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*	Mr. Peffer serves as an independent director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $346,500 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the 1940 Act as a result of the Transaction.

**	Mr. Stranghoener is an interested person of the Trust because he is the Non-Executive Chairman of CTC, an affiliate of the Adviser, and Executive Vice President of Commerce Bancshares, the parent company of the Adviser. In addition, Mr. Stranghoener owns shares of Commerce Bancshares.

***	Mr. Carnal is an interested person of the Trust because he is the President, Chief Investment Officer and Director of the Adviser.

THE COMMERCE FUNDS

Officers

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 61	President	Since 2008

Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Senior Vice President, Commerce Bank, since 2012; Vice President, Commerce Bank, from 1998 to 2012; President, The Commerce Funds, since May 2008

Laura Spidle Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 52	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Since 2017	Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2017; Compliance Manager, 2004-2017, Investment Accounting Manager, Senior, 2003-2004, Investment Accounting Manager, 1999-2003, American Century Investments.

Jeffrey Bolin Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 54	Vice President Assistant Treasurer	Since 2020	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, from November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

Peter W. Fortner Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 63	Chief Accounting Officer and Treasurer	Since 2007	Vice President, Goldman Sachs & Co. LLC, since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000; Treasurer of the Goldman Sachs Philanthropy Fund since September 2019.

Melissa A. O’Neil Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 31	Assistant Secretary	Since November 2021	Vice President and Counsel, Goldman Sachs Asset Management, since September 2018; Associate, Dechert LLP, September 2015 to August 2018.

Ericka Sieger Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Age: 30	Assistant Treasurer	Since August 2021	Vice President, Goldman Sachs Asset Management, since May 2016.

THE COMMERCE FUNDS

The Commerce Funds (Unaudited)

The Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

The Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and

THE COMMERCE FUNDS

not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

The National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

The Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

The Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

THE COMMERCE FUNDS

The Commerce Funds (Unaudited) (continued)

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2021, 98.04%,77.01%, and 69.09% of the dividends paid from net investment company taxable income by the Growth, Value, and Midcap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2021, 100%, 100%, and 100% of the dividends paid from net investment company taxable income by the Growth, Value, and Midcap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Midcap Growth, and National Tax-Free Intermediate Bond Funds designate $8,327,749, $13,089,777, and $978,345, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2021.

During the year ended October 31, 2021, 83.08%, 99.72%, and 98.99%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2021, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

For the fiscal year ended October 31, 2021, the Bond and Short-Term Government Funds, designate 99.04% and 87.03% respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

ADVISER AND CO-ADMINISTRATOR

COMMERCE INVESTMENT ADVISORS, INC.

1000 Walnut, 15th Floor, Suite 1580
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

STATE STREET BANK & TRUST COMPANY

1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

DST ASSET MANAGER SOLUTIONS, INC.

2000 Crown Colony Drive
Quincy, Massachusetts 02167

DISTRIBUTOR

Goldman Sachs & Co. LLC

200 West Street
New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center
60 South Street
Boston, Massachusetts 02111

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700
Washington, District of Columbia 20006

IMPORTANT INFORMATION

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORT is available on the SEC's website at http://www.sec.gov.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Commerce Funds

TRUSTEES

V. Raymond Stranghoener
Chairman

Charles W. Peffer
Lead Independent Trustee

Scott D. Monette

Erika Z. Schenk

Landers Carnal

OFFICERS

William Schuetter
President

Laura Spidle
Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary

Jeffrey Bolin
Vice President and Assistant Treasurer

Peter W. Fortner
Chief Accounting Officer and Treasurer

Ericka Sieger
Assistant Treasurer

Melissa O'Neill
Assistant Secretary

COMMERCE FUNDS

1000 Walnut, 15th Floor, Suite 1580
Kansas City, Missouri 64106

WWW.COMMERCEFUNDS.COM

1-800-995-6365

260762-OTU-12/2021

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 13(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Scott D. Monette is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $165,350 and $161,350 for fiscal years ended October 31, 2021 and 2020, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $38,000 and $38,000 for the fiscal years ended October 31, 2021 and 2020, respectively. Tax fees for the fiscal years ended October 31, 2021 and 2020 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $356,563 and $315,097 for the fiscal years ended October 31, 2021 and 2020, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act”) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 7, 2022

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 7, 2022